                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811- 21411
                                                     ----------

                     Eaton Vance Senior Floating-Rate Trust
                     --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                            Date of Fiscal Year End

                                October 31, 2004
                                ----------------

                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS
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[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT OCTOBER 31, 2004

[GRAPHIC IMAGE]

EATON VANCE SENIOR FLOATING-RATE TRUST

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

 - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security, tax status, account balances and transactions.

 - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

 - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

 - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


The Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. The Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Fund or Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30 without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE SENIOR FLOATING-RATE TRUST AS OF OCTOBER 31, 2004
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

THE TRUST

   PERFORMANCE FOR THE PERIOD ENDED OCTOBER 31, 2004

- Based on the Trust's October 2004 monthly dividend of $0.093 and a closing share price of $19.94, the Trust had a market yield of 5.60%.(1) The Trust's market yield represented a yield advantage over many other income-producing vehicles during the period.

- Based on share price (traded on the New York Stock Exchange), the Trust had a total return of 9.45% for the period from inception on November 28, 2003 through October 31, 2004. That return was the result of an increase in share price from $19.10 on November 28, 2003 to $19.94 on October 31, 2004 and the reinvestment of $0.900 in regular monthly dividends.(1)

- Based on net asset value, the Trust had a total return of 4.13% for the period from inception on November 28, 2003 through October 31, 2004. That return was the result of a decrease in net asset value per share from $19.10 on November 28, 2003 to $18.97 on October 31, 2004, and the reinvestment of all distributions.

-  For performance comparison, the S&P/Loan Syndications and Trading Association
   (LSTA) Index , had a return of 4.90% for the period from November 28, 2003 through October 31, 2004.(2)

   THE TRUST'S INVESTMENTS

- The Trust's investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income. The Trust invests primarily in senior secured floating-rate loans. As a result, the Trust may be well-positioned to take advantage of a rise in short-term interest rates. The Trust also employs leverage in the form of Auction Preferred Shares.(3)

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

- The Trust's senior floating-rate loan investments included 305 borrowers, ranging across 35 industries at October 31, 2004. The Trust's average loan size was just 0.26% of loan assets (based on net assets), and no industry constituted more than 11.0% of the Trust's loan investments. Automotive, telecommunications, leisure goods and activities, health care and publishing were the Trust's largest loan sector weightings.*

- Due to improving fundamentals and strong technical factors in the loan market, loan credit spreads for new issues narrowed and prices averaged above-par in the secondary market. These trends have increased the importance of diligent credit risk-management.

- In economically sensitive areas, the Trust included the publishing and printing sector, such as newspapers with relatively stable, locally-based advertising revenues. Examples of other cyclical investments were chemical companies and container and glass producers, which should benefit from increase demand.

- The Trust's high-yield corporate bond holdings constituted 17.1% of its net assets at October 31, 2004 (10.8% of total investments). This component provided a yield enhancement for the Trust and performed well during the past year.

- At October 31, 2004, the Trust had leverage in the amount of approximately 38% of the Trust's total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

    *HOLDINGS AND SECTOR WEIGHTINGS ARE SUBJECT TO CHANGE DUE TO ACTIVE
     MANAGEMENT.

   THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

   FUND INFORMATION
   AS OF OCTOBER 31, 2004

   PERFORMANCE(4)

   Average Annual Total Return (by share price, NYSE)
   Life of Fund (11/28/03)                                 9.45%

   Average Annual Total Return (at net asset value)
   Life of Fund (11/28/03)                                 4.13%

 SHARES OF THE TRUST ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELD WILL VARY.

(1) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE MARKET PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. (3) IN THE EVENT OF A RISE IN LONG-TERM INTEREST RATES, THE VALUE OF THE TRUST'S INVESTMENT PORTFOLIO COULD DECLINE, WHICH WOULD REDUCE THE ASSET COVERAGE FOR ITS AUCTION PREFERRED SHARES. (4) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE SENIOR FLOATING-RATE TRUST as of October 31, 2004
PORTFOLIO OF INVESTMENTS

SENIOR, FLOATING RATE INTERESTS -- 132.4%(1)

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.6%

ALLIANT TECHSYSTEMS, INC.
$    3,514,400   Term Loan, 5.67%, Maturing March 31, 2011                         $     3,562,723
ARINC, Inc.
       995,000   Term Loan, 4.12%, Maturing March 10, 2010                               1,007,437
STANDARD AERO HOLDINGS, INC.
       703,872   Term Loan, 4.51%, Maturing August 24, 2012                                713,990
TRANSDIGM, INC.
     1,995,000   Term Loan, 5.23%, Maturing July 22, 2010                                2,023,056
UNITED DEFENSE INDUSTRIES, INC.
     1,181,350   Term Loan, 3.97%, Maturing June 30, 2009                                1,193,016
VOUGHT AIRCRAFT INDUSTRIES, INC.
       932,400   Term Loan, 6.49%, Maturing December 31, 2006                              940,558
       160,361   Term Loan, 6.49%, Maturing July 24, 2007                                  162,265
       264,812   Term Loan, 6.49%, Maturing July 24, 2008                                  267,957
--------------------------------------------------------------------------------------------------
                                                                                   $     9,871,002
--------------------------------------------------------------------------------------------------

AIR TRANSPORT -- 0.2%

UNITED AIRLINES, INC.
$    1,000,000   DIP Loan, 8.00%, Maturing June 30, 2005                           $     1,011,250
--------------------------------------------------------------------------------------------------
                                                                                   $     1,011,250
--------------------------------------------------------------------------------------------------

AUTOMOTIVE -- 9.9%

ACCURIDE CORP.
$    3,265,625   Term Loan, 4.61%, Maturing January 21, 2007                       $     3,349,307
     4,975,000   Term Loan, 5.13%, Maturing June 13, 2007                                5,108,703
COLLINS & AIKMAN PRODUCTS, CO.
     2,599,200   Revolving Loan, 5.81%, Maturing August 31, 2009                         2,595,951
DAYCO PRODUCTS, LLC
     2,892,750   Term Loan, 3.98%, Maturing June 23, 2011                                2,939,757
DURA OPERATING CORP.
     2,231,143   Term Loan, 4.46%, Maturing March 31, 2007                               2,248,807
EXIDE TECHNOLOGIES
     1,240,000   Term Loan, 5.25%, Maturing May 5, 2010                                  1,243,100
     1,240,000   Term Loan, 5.25%, Maturing May 5, 2010                                  1,243,100
FEDERAL-MOGUL CORP.
     7,076,029   Revolving Loan, 4.19%, Maturing December 31, 2004                       6,547,541
     2,559,019   Term Loan, 4.19%, Maturing February 24, 2005                            2,381,487
HLI OPERATING CO., INC.
     6,680,312   Term Loan, 3.95%, Maturing June 3, 2009                                 6,771,124
KEY AUTOMOTIVE GROUP
     1,556,414   Term Loan, 4.88%, Maturing June 29, 2010                                1,575,383
KEYSTONE AUTOMOTIVE OPERATIONS
$    3,739,130   Term Loan, 4.88%, Maturing October 30, 2009                       $     3,787,623
PLASTECH ENGINEERED PRODUCTS
       881,379   Term Loan, 5.09%, Maturing March 31, 2010                                 896,253
R.J. TOWER CORP.
     1,745,625   Term Loan, 8.94%, Maturing January 29, 2010                             1,751,080
TENNECO AUTOMOTIVE, INC.
     4,243,794   Term Loan, 4.84%, Maturing December 12, 2009                            4,323,365
     1,924,137   Term Loan, 4.84%, Maturing December 12, 2010                            1,961,017
THE GOODYEAR TIRE & RUBBER CO.
     3,750,000   Term Loan, 5.16%, Maturing March 31, 2006                               3,805,080
     1,000,000   Term Loan, 5.69%, Maturing March 31, 2006                               1,019,375
TI AUTOMOTIVE LIMITED
     1,200,000   Term Loan, 5.23%, Maturing June 30, 2011                                1,192,500
TRW AUTOMOTIVE, INC.
     2,010,420   Term Loan, 4.13%, Maturing February 27, 2009                            2,037,058
     6,040,427   Term Loan, 4.13%, Maturing February 27, 2011                            6,141,731
--------------------------------------------------------------------------------------------------
                                                                                   $    62,919,342
--------------------------------------------------------------------------------------------------

BEVERAGE AND TOBACCO -- 1.3%

CONSTELLATION BRANDS, INC.
$    2,375,000   Term Loan, 3.50%, Maturing November 30, 2008                      $     2,389,207
DS WATERS, L.P.
     1,507,205   Term Loan, 4.83%, Maturing November 7, 2009                             1,468,017
SOUTHERN WINE & SPIRITS OF AMERICA
     3,818,887   Term Loan, 4.32%, Maturing June 28, 2008                                3,869,605
SUNNY DELIGHT BEVERAGES CO.
       640,000   Term Loan, 5.98%, Maturing August 20, 2010                                644,800
--------------------------------------------------------------------------------------------------
                                                                                   $     8,371,629
--------------------------------------------------------------------------------------------------

BUILDING AND DEVELOPMENT -- 4.5%

BRE/HOMESTEAD, LLC
$    4,000,000   Term Loan, 5.87%, Maturing January 11, 2006                       $     3,992,500
DMB/CHII, LLC
     1,471,075   Term Loan, 4.38%, Maturing March 3, 2009                                1,474,752
FORMICA CORP.
        51,366   Term Loan, 6.89%, Maturing June 10, 2010                                   51,623
       125,551   Term Loan, 6.89%, Maturing June 10, 2010                                  126,179
        64,208   Term Loan, 6.89%, Maturing June 10, 2010                                   64,529
       185,928   Term Loan, 6.89%, Maturing June 10, 2010                                  186,858
LANDSOURCE COMMUNITIES, LLC
     6,011,000   Term Loan, 4.50%, Maturing March 31, 2010                               6,112,436
MAAX CORP.
       817,950   Term Loan, 4.61%, Maturing June 4, 2011                                   827,663

                        See notes to financial statements

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------------------------
BUILDING AND DEVELOPMENT (CONTINUED)

NCI BUILDING SYSTEMS, INC.
$      770,000   Term Loan, 3.82%, Maturing June 18, 2010                          $       779,866
NEWKIRK MASTER, L.P.
       482,856   Term Loan, 9.70%, Maturing November 24, 2006                              490,099
NEWKIRK TENDER HOLDINGS, LLC
     1,806,929   Term Loan, 7.87%, Maturing May 25, 2006                                 1,824,998
     1,444,444   Term Loan, 7.87%, Maturing May 25, 2006                                 1,458,889
NORTEK, INC.
     1,800,000   Term Loan, 4.74%, Maturing August 27, 2011                              1,828,499
PLY GEM INDUSTRIES, INC.
       700,000   Term Loan, 4.37%, Maturing February 12, 2011                              706,782
     1,310,913   Term Loan, 4.37%, Maturing February 12, 2011                            1,323,613
       231,338   Term Loan, 4.37%, Maturing February 12, 2011                              233,579
ST. MARYS CEMENT, INC.
     5,945,025   Term Loan, 3.98%, Maturing December 4, 2010                             6,006,336
W9/GPT REAL ESTATE, L.P.
       900,000   Term Loan, 4.09%, Maturing March 27, 2006                                 900,000
--------------------------------------------------------------------------------------------------
                                                                                   $    28,389,201
--------------------------------------------------------------------------------------------------

BUSINESS EQUIPMENT AND SERVICES -- 3.3%

ALLIED SECURITY HOLDINGS, LLC
$      750,000   Term Loan, 6.23%, Maturing June 30, 2010                          $       759,375
BAKER & TAYLOR, INC.
     1,200,000   Term Loan, 9.00%, Maturing May 6, 2011                                  1,200,000
BUHRMANN US, INC.
     3,171,065   Term Loan, 4.32%, Maturing December 31, 2010                            3,214,667
GLOBAL IMAGING SYSTEMS, INC.
       490,035   Term Loan, 3.74%, Maturing May 10, 2010                                   496,160
INFOUSA, INC.
     1,000,000   Term Loan, 4.48%, Maturing March 25, 2009                               1,012,500
IRON MOUNTAIN, INC.
     2,333,138   Term Loan, 3.56%, Maturing April 2, 2011                                2,350,053
KNOLL, INC.
     3,350,000   Term Loan, 4.84%, Maturing September 30, 2011                           3,396,062
LANGUAGE LINE, INC.
     2,763,158   Term Loan, 4.50%, Maturing June 11, 2011                                2,794,243
MITCHELL INTERNATIONAL, INC.
       425,213   Term Loan, 8.25%, Maturing August 13, 2011                                430,661
     1,246,875   Term Loan, 8.25%, Maturing August 13, 2012                              1,247,654
QUINTILES TRANSNATIONAL CORP.
       994,975   Term Loan, 6.23%, Maturing September 25, 2009                           1,008,034
WILLIAMS SCOTSMAN, INC.
     2,687,904   Term Loan, 5.01%, Maturing December 31, 2006                            2,724,863
--------------------------------------------------------------------------------------------------
                                                                                   $    20,634,272
--------------------------------------------------------------------------------------------------

CABLE AND SATELLITE TELEVISION -- 7.3%

ADELPHIA COMMUNICATIONS CORP.
$    1,812,399   DIP Loan, 4.25%, Maturing March 31, 2005                          $     1,821,084
ATLANTIC BROADBAND FINANCE, LLC
     4,294,434   Term Loan, 5.23%, Maturing February 10, 2011                            4,364,219
BRAGG COMMUNICATION, INC.
     1,050,000   Term Loan, 4.46%, Maturing August 31, 2011                              1,059,844
CANADIEN CABLE ACQUISITION
     1,500,000   Term Loan, 4.98%, Maturing July 27, 2011                                1,515,937
CEBRIDGE CONNECTIONS, INC.
     1,502,450   Term Loan, 8.06%, Maturing February 23, 2009                            1,508,554
     1,592,000   Term Loan, 8.06%, Maturing February 23, 2010                            1,588,020
CHARTER COMMUNICATIONS OPERATING, LLC
    12,319,125   Term Loan, 5.61%, Maturing April 27, 2011                              12,239,174
DIRECTV HOLDINGS, LLC
     4,955,510   Term Loan, 3.88%, Maturing March 6, 2010                                5,029,223
INSIGHT MIDWEST HOLDINGS, LLC
     5,195,663   Term Loan, 3.37%, Maturing December 31, 2009                            5,278,289
     1,985,000   Term Loan, 4.75%, Maturing December 31, 2009                            2,016,016
MEDIACOM BROADBAND
     5,985,000   Term Loan, 4.26%, Maturing September 30, 2010                           6,048,591
NTL, INC.
     2,300,000   Term Loan, 5.20%, Maturing April 13, 2012                               2,324,437
UGS CORP.
     1,376,550   Term Loan, 4.21%, Maturing May 27, 2011                                 1,398,919
--------------------------------------------------------------------------------------------------
                                                                                   $    46,192,307
--------------------------------------------------------------------------------------------------

CHEMICALS AND PLASTICS -- 7.0%

BRENNTAG AG
$    2,975,000   Term Loan, 4.73%, Maturing December 9, 2011                       $     3,027,062
HERCULES, INC.
       880,575   Term Loan, 3.95%, Maturing October 8, 2010                                888,280
HUNTSMAN INTERNATIONAL, LLC
     7,000,000   Term Loan, 5.19%, Maturing December 31, 2010                            7,124,250
HUNTSMAN, LLC
     2,200,000   Term Loan, 5.44%, Maturing March 31, 2010                               2,234,146
INNOPHOS, INC.
       396,455   Term Loan, 3.37%, Maturing August 13, 2010                                403,392
INVISTA B.V.
     3,715,613   Term Loan, 4.75%, Maturing April 29, 2011                               3,787,603
     1,637,388   Term Loan, 4.75%, Maturing April 29, 2011                               1,665,019
ISP CHEMCO, INC.
     1,492,500   Term Loan, 4.12%, Maturing March 27, 2011                               1,509,291
KRATON POLYMER
     4,277,663   Term Loan, 4.22%, Maturing December 5, 2008                             4,316,877

                        See notes to financial statements

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------------------------
CHEMICALS AND PLASTICS (CONTINUED)

NALCO CO.
$    6,594,684   Term Loan, 4.43%, Maturing November 4, 2010                       $     6,717,820
POLYMER GROUP, INC.
       489,167   Term Loan, 4.37%, Maturing April 27, 2010                                 493,345
     1,750,000   Term Loan, 4.37%, Maturing April 27, 2011                               1,758,750
ROCKWOOD SPECIALTIES GROUP, INC.
     3,450,000   Term Loan, 4.63%, Maturing July 30, 2012                                3,489,082
SOLO CUP CO.
     2,700,523   Term Loan, 4.32%, Maturing February 27, 2011                            2,732,872
UNITED INDUSTRIES CORP.
     1,027,425   Term Loan, 4.63%, Maturing April 29, 2011                               1,044,763
       997,500   Term Loan, 4.63%, Maturing October 31, 2011                             1,015,580
WELLMAN, INC.
     2,250,000   Term Loan, 6.76%, Maturing February 10, 2009                            2,289,843
--------------------------------------------------------------------------------------------------
                                                                                   $    44,497,975
--------------------------------------------------------------------------------------------------

CLOTHING / TEXTILES -- 0.2%

THE WILLIAM CARTER CO.
$    1,220,506   Term Loan, 4.23%, Maturing September 30, 2008                     $     1,237,797
--------------------------------------------------------------------------------------------------
                                                                                   $     1,237,797
--------------------------------------------------------------------------------------------------

CONGLOMERATES -- 2.1%

AMSTED INDUSTRIES, INC.
$    3,600,441   Term Loan, 4.70%, Maturing October 15, 2010                       $     3,638,696
BLOUNT, INC.
       666,667   Term Loan, 6.88%, Maturing February 9, 2011                               678,334
GOODMAN GLOBAL HOLDINGS, INC.
     2,702,382   Term Loan, 4.03%, Maturing November 21, 2009                            2,729,406
JOHNSON DIVERSEY, INC.
     1,691,371   Term Loan, 4.30%, Maturing November 30, 2009                            1,721,392
PP ACQUISITION CORP.
     2,294,250   Term Loan, 4.21%, Maturing November 12, 2011                            2,324,362
ROPER INDUSTRIES, INC.
     2,454,375   Term Loan, 3.74%, Maturing December 29, 2008                            2,462,813
--------------------------------------------------------------------------------------------------
                                                                                   $    13,555,003
--------------------------------------------------------------------------------------------------

CONTAINERS AND GLASS PRODUCTS -- 7.4%

BALL CORP.
$    1,729,627   Term Loan, 3.73%, Maturing December 31, 2009                      $     1,752,977
BERRY PLASTICS CORP.
     2,141,455   Term Loan, 3.71%, Maturing July 22, 2010                                2,172,239
BWAY CORP.
       664,111   Term Loan, 4.19%, Maturing June 30, 2011                                  674,281
CELANESE AG
$    1,500,000   Term Loan, 5.48%, Maturing June 4, 2011                           $     1,528,125
     1,300,000   Term Loan, 5.48%, Maturing December 8, 2011                             1,323,833
CONSOLIDATED CONTAINER HOLDING
     1,197,000   Term Loan, 4.61%, Maturing December 15, 2008                            1,210,466
DR. PEPPER/SEVEN UP BOTTLING
     6,508,704   Term Loan, 4.71%, Maturing December 19, 2010                            6,603,080
GRAHAM PACKAGING HOLDINGS CO.
     4,055,866   Term Loan, 4.03%, Maturing October 7, 2011                              4,117,973
     2,000,000   Term Loan, 4.03%, Maturing October 7, 2012                              2,049,584
GRAPHIC PACKAGING INTERNATIONAL, INC.
     6,099,011   Term Loan, 4.51%, Maturing August 8, 2009                               6,214,892
GREIF BROS. CORP.
       427,500   Term Loan, 3.88%, Maturing August 31, 2008                                432,202
IPG (US), INC.
       685,000   Term Loan, 4.14%, Maturing July 28, 2011                                  697,416
OWENS-ILLINOIS, INC.
     1,887,141   Term Loan, 4.64%, Maturing April 1, 2007                                1,917,415
       892,857   Term Loan, 4.64%, Maturing April 1, 2008                                  908,668
     1,334,286   Term Loan, 4.75%, Maturing April 1, 2008                                1,356,802
PRINTPACK HOLDINGS, INC
     1,440,785   Term Loan, 6.86%, Maturing April 30, 2009                               1,455,193
SILGAN HOLDINGS, INC.
     4,252,809   Term Loan, 5.75%, Maturing December 31, 2008                            4,304,642
SOLA INTERNATIONAL, INC.
     3,900,000   Term Loan, 4.34%, Maturing December 11, 2009                            3,953,625
STONE CONTAINER CORP.
     2,492,874   Term Loan, 6.25%, Maturing June 30, 2009                                2,507,285
       502,479   Term Loan, 6.25%, Maturing June 30, 2009                                  505,933
U.S. CAN CORP.
     1,492,500   Term Loan, 5.89%, Maturing January 10, 2010                             1,494,366
--------------------------------------------------------------------------------------------------
                                                                                   $    47,180,997
--------------------------------------------------------------------------------------------------

COSMETICS / TOILETRIES -- 1.1%

AMERICAN SAFETY RAZOR COMPANY
$      333,334   Term Loan, 9.11%, Maturing October 29, 2011                       $       338,334
CHURCH & DWIGHT CO., INC.
     2,294,250   Revolving Loan, 3.71%, Maturing May 30, 2011                            2,324,362
PRESTIGE BRANDS, INC.
     1,791,000   Term Loan, 6.86%, Maturing April 7, 2011                                1,809,283
     2,000,000   Term Loan, 6.86%, Maturing April 7, 2011                                2,039,166
REVLON CONSUMER PRODUCTS CORP
       580,000   Term Loan, 3.88%, Maturing July 9, 2010                                   589,335
--------------------------------------------------------------------------------------------------
                                                                                   $     7,100,480
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------------------------
ECOLOGICAL SERVICES AND EQUIPMENT -- 4.1%

ALDERWOODS GROUP, INC.
$      368,090   Term Loan, 4.61%, Maturing August 19, 2010                        $       374,877
ALLIED WASTE INDUSTRIES, INC.
     1,535,714   Term Loan, 4.66%, Maturing January 15, 2009                             1,553,711
     6,341,073   Term Loan, 4.66%, Maturing January 15, 2010                             6,414,236
     1,096,403   Term Loan, 4.66%, Maturing January 15, 2010                             1,108,223
CASELLA WASTE SYSTEMS, INC.
     2,475,000   Term Loan, 4.71%, Maturing January 24, 2010                             2,506,712
CULLIGAN INTERNATIONAL CO.
       675,000   Term Loan, 4.34%, Maturing September 30, 2011                             685,412
ENVIRONMENTAL SYSTEMS, INC.
     1,581,986   Term Loan, 12.01%, Maturing December 12, 2008                           1,601,761
     2,500,000   Term Loan, 12.01%, Maturing December 12, 2010                           2,593,750
IESI CORP.
     1,089,000   Term Loan, 5.08%, Maturing September 30, 2010                           1,106,016
IONICS, INC.
     1,694,893   Term Loan, 4.73%, Maturing February 13, 2011                            1,716,609
NATIONAL WATERWORKS, INC.
     1,000,000   Term Loan, 4.73%, Maturing November 22, 2009                            1,011,667
SENSUS METERING SYSTEMS, INC.
       385,435   Term Loan, 4.65%, Maturing December 17, 2010                              389,209
     2,569,565   Term Loan, 6.00%, Maturing December 17, 2010                            2,594,726
SYNAGRO TECHNOLOGIES
       522,183   Term Loan, 4.05%, Maturing April 15, 2008                                 524,793
WASTE CONNECTIONS, INC.
     1,980,000   Term Loan, 3.62%, Maturing October 22, 2010                             2,004,132
--------------------------------------------------------------------------------------------------
                                                                                   $    26,185,834
--------------------------------------------------------------------------------------------------

ELECTRONICS / ELECTRICAL -- 2.4%

AMPHENOL CORP.
$    2,320,000   Term Loan, 3.76%, Maturing May 6, 2010                            $     2,338,850
COMMUNICATIONS & POWER, INC.
     1,144,250   Term Loan, 4.94%, Maturing July 23, 2010                                1,162,367
ENERSYS CAPITAL, INC.
     1,097,250   Term Loan, 4.84%, Maturing March 17, 2011                               1,111,651
FAIRCHILD SEMICONDUCTOR CORP.
       740,625   Term Loan, 3.23%, Maturing June 19, 2008                                  750,578
INVENSYS INTERNATIONAL HOLDING
     3,064,594   Term Loan, 6.08%, Maturing September 5, 2009                            3,108,647
MEMEC GROUP, LTD.
     1,875,000   Term Loan, 10.00%, Maturing June 15, 2010                               1,879,219
SEAGATE TECHNOLOGY HOLDINGS
     2,156,000   Term Loan, 4.50%, Maturing November 22, 2006                            2,189,148
SECURITYCO, INC.
$      997,500   Term Loan, 5.94%, Maturing June 28, 2010                          $       999,994
     1,000,000   Term Loan, 5.94%, Maturing June 28, 2011                                1,005,000
VIASYSTEMS, INC.
       750,000   Term Loan, 6.49%, Maturing September 30, 2009                             757,187
--------------------------------------------------------------------------------------------------
                                                                                   $    15,302,641
--------------------------------------------------------------------------------------------------

EQUIPMENT LEASING -- 1.1%

UNITED RENTALS, INC.
$    1,121,250   Term Loan, 4.63%, Maturing February 14, 2011                      $     1,132,930
     5,578,219   Term Loan, 4.63%, Maturing February 14, 2011                            5,648,644
--------------------------------------------------------------------------------------------------
                                                                                   $     6,781,574
--------------------------------------------------------------------------------------------------

FARMING / AGRICULTURE -- 0.3%

CENTRAL GARDEN & PET CO.
$      989,975   Term Loan, 4.21%, Maturing May 19, 2009                           $     1,001,731
THE SCOTTS CO.
       840,000   Term Loan, 3.44%, Maturing September 30, 2010                             847,546
--------------------------------------------------------------------------------------------------
                                                                                   $     1,849,277
--------------------------------------------------------------------------------------------------

FINANCIAL INTERMEDIARIES -- 0.7%

COINSTAR, INC.
$      698,250   Term Loan, 4.29%, Maturing July 7, 2011                           $       710,033
REFCO GROUP LTD, LLC
     3,430,000   Term Loan, 4.46%, Maturing August 5, 2011                               3,440,005
--------------------------------------------------------------------------------------------------
                                                                                   $     4,150,038
--------------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 5.4%

ACOSTA SALES CO., INC.
$    1,000,000   Term Loan, 4.61%, Maturing August 13, 2010                        $     1,010,000
AMERICAN SEAFOODS HOLDINGS, LLC
     1,651,432   Term Loan, 5.29%, Maturing March 31, 2009                               1,662,270
ATKINS NUTRITIONAL, INC.
       964,377   Term Loan, 4.12%, Maturing November 26, 2009                              796,575
DEL MONTE CORP.
     2,087,826   Term Loan, 4.38%, Maturing December 20, 2010                            2,127,298
DOAN PET CARE CO.
       656,355   Term Loan, 4.38%, Maturing December 29, 2006                              660,731
DOANE PET CARE CO.
       607,539   Term Loan, 7.23%, Maturing December 29, 2005                              611,589
DOLE FOOD CO., INC.
       607,712   Term Loan, 4.39%, Maturing September 29, 2008                             616,828

                        See notes to financial statements

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------------------------
FOOD PRODUCTS (CONTINUED)

INTERSTATE BRANDS CORP.
$    1,969,231   Term Loan, 4.75%, Maturing July 19, 2007                          $     1,930,463
LAND O' LAKES
       590,062   Term Loan, 5.59%, Maturing October 1, 2007                                600,511
MERISANT CO.
     3,714,786   Term Loan, 4.88%, Maturing January 31, 2010                             3,777,473
MICHAEL FOODS, INC.
     4,367,000   Term Loan, 4.48%, Maturing November 20, 2010                            4,431,142
     6,000,000   Term Loan, 4.48%, Maturing November 20, 2011                            6,174,378
PINNACLE FOODS HOLDINGS CORP.
     4,383,933   Term Loan, 4.98%, Maturing November 25, 2010                            4,427,773
     1,237,817   Term Loan, 4.98%, Maturing November 25, 2010                            1,248,390
REDDY ICE GROUP, INC.
       702,492   Term Loan, 4.46%, Maturing July 31, 2009                                  710,834
     2,107,476   Term Loan, 4.46%, Maturing July 31, 2009                                2,133,382
SEMINIS VEGETABLE SEEDS, INC.
     1,402,895   Term Loan, 4.46%, Maturing September 30, 2009                           1,423,353
--------------------------------------------------------------------------------------------------
                                                                                   $    34,342,990
--------------------------------------------------------------------------------------------------

FOOD SERVICE -- 3.6%

AFC ENTERPRISES, INC.
$    2,101,691   Term Loan, 4.95%, Maturing December 31, 2004                      $     2,075,419
       856,798   Term Loan, 4.95%, Maturing May 23, 2009                                   860,867
BUFFETS, INC.
       418,182   Term Loan, 5.48%, Maturing June 28, 2009                                  420,273
     2,285,153   Term Loan, 5.48%, Maturing June 28, 2009                                2,296,579
CARROLS CORP.
     1,742,235   Term Loan, 6.00%, Maturing November 30, 2007                            1,753,124
CKE RESTAURANTS, INC.
       537,736   Term Loan, 4.88%, Maturing July 2, 2008                                   549,163
DENNY'S, INC.
       470,000   Term Loan, 5.16%, Maturing September 21, 2009                             480,428
DOMINO'S, INC.
     6,915,684   Term Loan, 4.25%, Maturing June 25, 2010                                7,056,162
GATE GOURMET BORROWER, LLC
     2,980,000   Term Loan, 9.50%, Maturing December 31, 2008                            3,039,600
JACK IN THE BOX, INC.
     2,977,500   Term Loan, 4.30%, Maturing January 8, 2011                              3,020,302
WEIGHT WATCHERS INTERNATIONAL
       925,000   Term Loan, 6.76%, Maturing March 31, 2010                                 931,937
--------------------------------------------------------------------------------------------------
                                                                                   $    22,483,854
--------------------------------------------------------------------------------------------------

FOOD / DRUG RETAILERS -- 2.0%

CUMBERLAND FARMS, INC.
$      927,828   Term Loan, 4.50%, Maturing September 8, 2008                      $       935,367
GENERAL NUTRITION CENTERS, INC.
     2,972,513   Term Loan, 9.50%, Maturing December 5, 2009                             3,005,953
GIANT EAGLE, INC.
     1,984,119   Term Loan, 3.70%, Maturing August 6, 2009                               2,010,161
RITE AID CORP.
     1,695,000   Term Loan, 3.64%, Maturing September 22, 2009                           1,714,069
THE JEAN COUTU GROUP (PJC), INC.
     2,675,000   Term Loan, 5.69%, Maturing July 30, 2011                                2,719,533
THE PANTRY, INC.
     2,158,364   Term Loan, 4.44%, Maturing March 12, 2011                               2,192,088
--------------------------------------------------------------------------------------------------
                                                                                   $    12,577,171
--------------------------------------------------------------------------------------------------

FOREST PRODUCTS -- 1.2%

APPLETON PAPERS, INC.
$    1,000,000   Term Loan, 4.16%, Maturing June 11, 2010                          $     1,012,750
BUCKEYE TECHNOLOGIES, INC.
     3,934,583   Term Loan, 4.41%, Maturing April 15, 2010                               3,995,243
KOCH CELLULOSE, LLC
       197,887   Term Loan, 4.22%, Maturing May 7, 2011                                    201,041
       788,696   Term Loan, 4.22%, Maturing May 7, 2011                                    801,266
RLC INDUSTRIES CO.
     1,529,357   Term Loan, 3.96%, Maturing February 24, 2010                            1,538,916
--------------------------------------------------------------------------------------------------
                                                                                   $     7,549,216
--------------------------------------------------------------------------------------------------

HEALTHCARE -- 8.9%

ACCREDO HEALTH, INC.
$    1,980,038   Term Loan, 3.71%, Maturing April 30, 2011                         $     1,994,888
ALLIANCE IMAGING, INC.
     1,230,821   Term Loan, 4.41%, Maturing June 10, 2008                                1,227,552
AMN HEALTHCARE, INC.
     1,618,707   Term Loan, 5.04%, Maturing October 2, 2008                              1,627,812
ARDENT HEALTH SERVICES, INC.
     1,075,000   Term Loan, 7.00%, Maturing July 12, 2011                                1,076,008
COLGATE MEDICAL, LTD.
     1,668,182   Term Loan, 4.72%, Maturing December 30, 2008                            1,682,778
COMMUNITY HEALTH SYSTEMS, INC.
     7,246,446   Term Loan, 3.54%, Maturing July 5, 2010                                 7,277,504
CONCENTRA OPERATING CORP.
     3,960,000   Term Loan, 4.30%, Maturing June 30, 2009                                4,006,201

                        See notes to financial statements

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)

CONMED CORP.
$    2,686,569   Term Loan, 4.26%, Maturing December 31, 2007                      $     2,717,914
DAVITA, INC.
     6,431,117   Term Loan, 3.98%, Maturing March 31, 2009                               6,520,046
ENCORE MEDICAL IHC, INC.
     1,600,000   Term Loan, 4.84%, Maturing October 4, 2010                              1,625,000
ENVISION WORLDWIDE, INC.
     1,300,000   Term Loan, 6.84%, Maturing September 30, 2010                           1,303,250
EXPRESS SCRIPTS, INC.
     1,492,500   Term Loan, 3.23%, Maturing February 13, 2010                            1,504,316
FHC HEALTH SYSTEMS, INC.
       650,000   Term Loan, 4.21%, Maturing December 18, 2009                              658,125
       928,571   Term Loan, 7.79%, Maturing December 18, 2009                              940,179
KINETIC CONCEPTS, INC.
     3,442,402   Term Loan, 4.67%, Maturing October 3, 2009                              3,486,148
KNOWLEDGE LEARNING CORP.
     4,758,807   Term Loan, 5.23%, Maturing May 15, 2010                                 4,782,601
LEINER HEALTH PRODUCTS, INC.
       992,513   Term Loan, 4.89%, Maturing May 27, 2011                                 1,007,400
MAGELLAN HEALTH SERVICES, INC.
     1,111,111   Term Loan, 4.61%, Maturing August 15, 2008                              1,119,444
     1,972,222   Term Loan, 4.61%, Maturing August 15, 2008                              1,987,014
MARINER HEALTH CARE, INC.
     1,932,097   Term Loan, 4.71%, Maturing December 31, 2009                            1,939,343
TEAM HEALTH, INC.
     2,228,800   Term Loan, 5.23%, Maturing March 23, 2011                               2,249,695
TRIAD HOSPITALS HOLDINGS
     3,134,708   Term Loan, 4.15%, Maturing March 31, 2008                               3,182,513
VANGUARD HEALTH HOLDING CO., LLC
     1,235,000   Term Loan, 5.58%, Maturing September 23, 2011                           1,256,999
VWR INTERNATIONAL, INC.
     1,189,933   Term Loan, 5.21%, Maturing April 7, 2011                                1,210,757
--------------------------------------------------------------------------------------------------
                                                                                   $    56,383,487
--------------------------------------------------------------------------------------------------

HOME FURNISHINGS -- 1.5%

SEALY MATTRESS CO.
$    3,069,783   Term Loan, 4.17%, Maturing April 6, 2012                          $     3,113,911
SIMMONS CO.
     5,470,593   Term Loan, 3.96%, Maturing December 19, 2011                            5,532,137
TERMPUR-PEDIC, INC.
       994,962   Term Loan, 3.94%, Maturing June 30, 2009                                1,001,492
--------------------------------------------------------------------------------------------------
                                                                                   $     9,647,540
--------------------------------------------------------------------------------------------------

INDUSTRIAL EQUIPMENT -- 3.1%

BUCYRUS INTERNATIONAL, INC.
$      212,313   Term Loan, 4.04%, Maturing July 28, 2010                          $       215,895
CHART INDUSTRIES, INC.
     2,772,680   Term Loan, 5.61%, Maturing September 15, 2009                           2,767,481
DOUGLAS DYNAMICS HOLDINGS, INC.
       294,455   Term Loan, 4.25%, Maturing March 30, 2010                                 298,871
       900,000   Term Loan, 4.25%, Maturing March 30, 2011                                 922,500
FLOWSERVE CORP.
     2,069,087   Term Loan, 4.65%, Maturing June 30, 2009                                2,103,357
GLEASON CORP.
       500,000   Term Loan, 4.65%, Maturing July 27, 2011                                  506,250
       750,000   Term Loan, 4.65%, Maturing January 31, 2012                               757,500
ITRON, INC.
     3,557,568   Term Loan, 4.25%, Maturing December 17, 2010                            3,593,883
PROFESSIONAL PAINT, INC.
       475,000   Term Loan, 5.38%, Maturing September 30, 2011                             481,531
REXNORD CORP.
     2,441,071   Term Loan, 5.20%, Maturing November 30, 2009                            2,465,482
SPX CORP.
     4,595,516   Term Loan, 3.94%, Maturing September 30, 2009                           4,650,087
TEREX CORP.
       874,457   Term Loan, 3.94%, Maturing June 30, 2009                                  885,935
--------------------------------------------------------------------------------------------------
                                                                                   $    19,648,772
--------------------------------------------------------------------------------------------------

INSURANCE -- 1.1%

ALLIANT RESOURCES GROUP, INC.
$    1,396,500   Term Loan, 5.67%, Maturing August 31, 2011                        $     1,398,246
CCC INFORMATION SERVICES GROUP
     1,005,967   Term Loan, 4.96%, Maturing August 20, 2010                              1,013,511
CONSECO, INC.
     4,490,000   Term Loan, 5.41%, Maturing June 22, 2010                                4,584,479
--------------------------------------------------------------------------------------------------
                                                                                   $     6,996,236
--------------------------------------------------------------------------------------------------

LEISURE GOODS / ACTIVITIES / MOVIES -- 9.2%

AMF BOWLING WORLDWIDE, INC.
$    2,663,144   Term Loan, 4.48%, Maturing August 27, 2009                        $     2,683,951
BOMBARDIER RECREATIONAL PRODUCTS, INC.
     2,387,725   Term Loan, 6.88%, Maturing December 18, 2010                            2,428,018
     1,050,000   Term Loan, 6.88%, Maturing December 18, 2010                            1,067,719
CINEMARK, INC.
     1,990,000   Term Loan, 4.54%, Maturing March 31, 2011                               2,012,388
HOLLYWOOD ENTERTAINMENT CORP.
     1,000,000   Term Loan, 5.75%, Maturing March 31, 2008                               1,004,375

                        See notes to financial statements

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------------------------
LEISURE GOODS / ACTIVITIES / MOVIES (CONTINUED)

LIONS GATE ENTERTAINMENT, INC.
$    2,222,222   Term Loan, 4.23%, Maturing December 31, 2008                      $     2,241,667
LOEWS CINEPLEX ENTERTAINMENT
     3,000,000   Term Loan, 5.23%, Maturing July 30, 2011                                3,041,250
METRO-GOLDWYN-MAYER STUDIO, INC.
     8,850,000   Term Loan, 4.48%, Maturing April 26, 2011                               8,892,038
PENN NATIONAL GAMING, INC.
       800,940   Term Loan, 4.48%, Maturing July 31, 2006                                  814,622
REGAL CINEMAS CORP.
     7,042,843   Term Loan, 3.88%, Maturing November 10, 2010                            7,137,921
SCIENTIFIC GAMES CORP.
     3,970,000   Term Loan, 4.50%, Maturing December 31, 2009                            4,029,550
SIX FLAGS THEME PARKS, INC.
     7,902,817   Term Loan, 4.34%, Maturing June 30, 2009                                7,964,562
UNIVERSAL CITY DEVELOPMENT
     3,734,847   Term Loan, 4.17%, Maturing June 30, 2007                                3,748,853
WMG ACQUISITION CORP.
     9,569,431   Term Loan, 4.53%, Maturing February 28, 2011                            9,717,241
YANKEES HOLDINGS & YANKEENETS
       400,714   Term Loan, 6.63%, Maturing June 25, 2007                                  407,226
       874,286   Term Loan, 6.63%, Maturing June 25, 2007                                  888,493
--------------------------------------------------------------------------------------------------
                                                                                   $    58,079,874
--------------------------------------------------------------------------------------------------

LODGING AND CASINOS -- 3.7%

ALLIANCE GAMING CORP.
$    6,507,303   Term Loan, 3.54%, Maturing September 5, 2009                      $     6,584,577
ARGOSY GAMING CO.
     2,125,000   Term Loan, 3.82%, Maturing June 30, 2011                                2,143,594
CNL RESORT HOTEL, L.P.
     1,560,000   Term Loan, 4.34%, Maturing August 18, 2006                              1,560,000
GLOBALCASH ACCESS, LLC
     1,145,625   Term Loan, 3.74%, Maturing March 10, 2010                               1,166,389
ISLE OF CAPRI CASIONS, INC.
     1,134,375   Term Loan, 4.12%, Maturing April 25, 2008                               1,148,555
MARINA DISTRICT FINANCE CO., INC.
     2,775,000   Term Loan, 9.34%, Maturing October 14, 2011                             2,796,390
PINNACLE ENTERTAINMENT, INC.
     1,375,000   Term Loan, 4.98%, Maturing August 27, 2010                              1,395,625
SEMINOLE TRIBE OF FLORIDA
       625,000   Term Loan, 6.00%, Maturing September 30, 2011                             631,250
VENETIAN CASINO RESORT, LLC
     1,640,909   Term Loan, 5.31%, Maturing June 15, 2011                                1,671,335
WYNDHAM INTERNATIONAL, INC.
     4,455,911   Term Loan, 4.53%, Maturing June 30, 2006                                4,467,051
--------------------------------------------------------------------------------------------------
                                                                                   $    23,564,766
--------------------------------------------------------------------------------------------------

NONFERROUS METALS / MINERALS -- 0.9%

COMPASS MINERALS GROUP, INC.
$      480,746   Term Loan, 4.30%, Maturing November 28, 2009                      $       488,158
CONSOL ENERGY, INC.
     1,370,000   Term Loan, 4.34%, Maturing June 30, 2010                                1,398,685
FOUNDATION COAL CORP.
     1,775,000   Term Loan, 4.04%, Maturing July 30, 2011                                1,797,188
MAGNEQUENCH, INC.
       960,586   Term Loan, 9.34%, Maturing September 30, 2009                             967,791
     1,300,000   Term Loan, 9.34%, Maturing December 31, 2009                            1,319,500
--------------------------------------------------------------------------------------------------
                                                                                   $     5,971,322
--------------------------------------------------------------------------------------------------

OIL AND GAS -- 3.1%

DRESSER, INC.
$    1,132,534   Term Loan, 4.46%, Maturing March 31, 2007                         $     1,144,567
DYNEGY HOLDINGS, INC.
     3,142,125   Term Loan, 5.84%, Maturing May 28, 2010                                 3,211,842
GETTY PETROLEUM MARKETING, INC.
     2,015,833   Term Loan, 5.23%, Maturing May 19, 2010                                 2,048,591
LA GRANGE ACQUISITION, L.P.
     5,375,000   Term Loan, 4.96%, Maturing January 18, 2008                             5,464,026
LYONDELL-CITGO REFINING, L.P.
     1,680,788   Term Loan, 3.59%, Maturing May 21, 2007                                 1,693,393
MAGELLAN MIDSTREAM HOLDINGS
       525,359   Term Loan, 4.13%, Maturing June 17, 2008                                  533,239
SEMGROUP, L.P.
       695,000   Term Loan, 5.33%, Maturing August 27, 2010                                705,425
WILLIAMS PRODUCTION RMT CO.
     4,714,375   Term Loan, 4.94%, Maturing May 30, 2007                                 4,792,949
--------------------------------------------------------------------------------------------------
                                                                                   $    19,594,032
--------------------------------------------------------------------------------------------------

PUBLISHING -- 7.5%

ADVANSTAR COMMUNICATIONS
$      584,554   Term Loan, 4.58%, Maturing November 17, 2007                      $       587,964
AMERICAN MEDIA OPERATIONS, INC.
       556,431   Term Loan, 4.81%, Maturing April 1, 2007                                  564,429
     3,764,470   Term Loan, 4.81%, Maturing April 1, 2008                                3,823,290
CBD MEDIA, LLC
     2,418,542   Term Loan, 4.71%, Maturing December 31, 2009                            2,450,285
DEX MEDIA EAST, LLC
       857,209   Term Loan, 3.78%, Maturing November 8, 2008                               867,300
     6,299,313   Term Loan, 3.78%, Maturing May 8, 2009                                  6,391,176
DEX MEDIA WEST, LLC
     1,900,260   Term Loan, 3.78%, Maturing September 9, 2009                            1,924,692
     4,867,184   Term Loan, 3.78%, Maturing March 9, 2010                                4,943,234

                        See notes to financial statements

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------------------------
PUBLISHING (CONTINUED)

FREEDOM COMMUNICATIONS
$    2,650,000   Term Loan, 4.04%, Maturing May 18, 2012                           $     2,694,388
HERALD MEDIA, INC.
       284,288   Term Loan, 7.45%, Maturing July 22, 2011                                  288,196
       625,000   Term Loan, 7.45%, Maturing January 22, 2012                               635,352
LAMAR MEDIA CORP.
     2,239,600   Term Loan, 5.59%, Maturing June 30, 2010                                2,267,595
MERRILL COMMUNICATIONS, LLC
     1,330,000   Term Loan, 4.48%, Maturing February 9, 2009                             1,345,379
MORRIS PUBLISHING GROUP, LLC
       440,000   Term Loan, 3.63%, Maturing September 30, 2010                             443,713
       660,000   Term Loan, 3.63%, Maturing March 31, 2011                                 668,044
NEBRASKA BOOK CO., INC.
     1,452,700   Term Loan, 4.67%, Maturing March 4, 2011                                1,472,675
R.H. DONNELLEY CORP.
     4,962,562   Term Loan, 6.50%, Maturing June 30, 2011                                5,040,619
SP NEWSPRINT CO.
     2,088,333   Term Loan, 4.86%, Maturing January 9, 2010                              2,119,658
     3,866,667   Term Loan, 4.86%, Maturing January 9, 2010                              3,924,667
SUN MEDIA CORP.
     1,290,224   Term Loan, 4.13%, Maturing February 7, 2009                             1,300,304
TRANSWESTERN PUBLISHING CO., LLC
       857,937   Term Loan, 4.09%, Maturing February 25, 2011                              868,930
     1,592,001   Term Loan, 4.09%, Maturing February 25, 2011                            1,614,638
       368,000   Term Loan, 4.09%, Maturing August 24, 2012                                372,083
WEEKLY READER CORP.
       985,000   Term Loan, 6.76%, Maturing March 18, 2009                                 983,153
--------------------------------------------------------------------------------------------------
                                                                                   $    47,591,764
--------------------------------------------------------------------------------------------------

RADIO AND TELEVISION -- 4.6%

ADAMS OUTDOOR ADVERTISING, L.P.
$      997,500   Term Loan, 5.58%, Maturing October 15, 2011                       $     1,011,423
       350,000   Term Loan, 4.61%, Maturing April 15, 2012                                 356,344
CANWEST MEDIA, INC.
     3,162,795   Term Loan, 4.07%, Maturing August 15, 2009                              3,206,284
CUMULUS MEDIA, INC.
     1,995,000   Term Loan, 4.50%, Maturing March 28, 2010                               2,027,419
GRAY TELEVISION, INC.
     2,194,500   Term Loan, 3.72%, Maturing December 31, 2010                            2,224,674
LIN TELEVISION CORP.
     1,078,000   Term Loan, 4.23%, Maturing December 31, 2007                            1,091,571
     1,012,000   Term Loan, 4.23%, Maturing December 31, 2007                            1,025,493
NEP SUPERSHOOTERS, L.P.
     1,500,000   Term Loan, 4.67%, Maturing August 3, 2011                               1,507,500
NEXSTAR BROADCASTING, INC.
$      320,983   Term Loan, 3.73%, Maturing December 31, 2010                      $       321,384
       175,273   Term Loan, 3.73%, Maturing December 31, 2010                              175,821
RAINBOW NATIONAL SERVICES, LLC
     2,786,888   Term Loan, 4.50%, Maturing March 31, 2012                               2,835,659
RAYCOM NATIONAL, LLC
     2,275,000   Term Loan, 4.50%, Maturing February 24, 2012                            2,289,219
SINCLAIR TELEVISION GROUP, INC.
     2,640,000   Term Loan, 3.96%, Maturing December 31, 2009                            2,668,599
SPANISH BROADCASTING SYSTEM
     2,729,375   Term Loan, 4.86%, Maturing October 31, 2009                             2,763,492
SUSQUEHANNA MEDIA CO.
     5,250,000   Term Loan, 4.05%, Maturing March 31, 2012                               5,327,112
--------------------------------------------------------------------------------------------------
                                                                                   $    28,831,994
--------------------------------------------------------------------------------------------------

RAIL INDUSTRIES -- 0.3%

RAILAMERICA, INC.
$    1,893,816   Term Loan, 3.94%, Maturing September 29, 2011                     $     1,926,168
       223,870   Term Loan, 3.94%, Maturing September 29, 2011                             227,694
--------------------------------------------------------------------------------------------------
                                                                                   $     2,153,862
--------------------------------------------------------------------------------------------------

RETAILERS (EXCEPT FOOD AND DRUG) -- 4.4%

ADVANCE STORES CO., INC.
$    2,632,464   Term Loan, 4.25%, Maturing November 30, 2007                      $     2,645,626
ALIMENTATION COUCHE-TARD, INC.
     1,215,306   Term Loan, 4.61%, Maturing December 17, 2010                            1,229,485
AMERICAN ACHIEVEMENT CORP.
       696,500   Term Loan, 4.66%, Maturing March 25, 2011                                 707,383
CKS AUTO, INC.
     6,716,250   Term Loan, 4.88%, Maturing June 20, 2009                                6,796,005
COINMACH LAUNDRY CORP.
     1,273,594   Term Loan, 4.64%, Maturing July 25, 2009                                1,288,519
FTD, INC.
     2,985,000   Term Loan, 4.38%, Maturing February 28, 2011                            3,031,641
HARBOR FREIGHT TOOLS USA, INC.
     2,135,000   Term Loan, 3.88%, Maturing July 15, 2010                                2,157,018
HOME INTERIORS & GIFTS, INC.
       885,938   Term Loan, 6.42%, Maturing March 31, 2011                                 855,594
JOSTEN'S CORP.
     2,558,621   Term Loan, 4.38%, Maturing October 4, 2011                              2,600,198
ORIENTAL TRADING CO., INC
     3,000,000   Term Loan, 4.75%, Maturing January 8, 2011                              3,059,376
ORIENTAL TRADING CO., INC.
       950,829   Term Loan, 4.75%, Maturing August 4, 2010                                 965,685

                        See notes to financial statements

PRINCIPAL
AMOUNT             BORROWER/TRANCHE DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------------------------
RETAILERS (EXCEPT FOOD AND DRUG) (CONTINUED)

PETRO STOPPING CENTER, L.P.
$      531,250   Term Loan, 4.48%, Maturing February 9, 2007                       $       539,219
SAVERS, INC.
       798,000   Term Loan, 10.48%, Maturing August 4, 2009                                804,484
     1,000,000   Term Loan, 10.48%, Maturing August 4, 2010                              1,012,500
STEWART ENTERPRISES, INC.
       324,442   Term Loan, 4.20%, Maturing January 31, 2006                               327,483
--------------------------------------------------------------------------------------------------
                                                                                   $    28,020,216
--------------------------------------------------------------------------------------------------

SURFACE TRANSPORT -- 2.4%

HORIZON LINES, LLC
$      947,625   Term Loan, 4.73%, Maturing July 7, 2011                           $       964,998
LAIDLAW INTERNATIONAL, INC.
     6,046,615   Term Loan, 5.59%, Maturing June 19, 2009                                6,147,708
NFIL HOLDING CORP.
     1,305,054   Term Loan, 4.31%, Maturing February 27, 2010                            1,323,407
NFIL HOLDINGS CORP.
       428,571   Term Loan, 4.08%, Maturing February 27, 2010                              435,268
QUALITY DISTRIBUTION, LLC
     1,221,889   Term Loan, 5.07%, Maturing November 13, 2009                            1,197,452
SIRVA WORLDWIDE, INC.
     4,882,353   Term Loan, 4.34%, Maturing December 31, 2010                            4,925,074
--------------------------------------------------------------------------------------------------
                                                                                   $    14,993,907
--------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 9.8%

AMERICAN TOWER, L.P.
$    2,493,750   Term Loan, 4.48%, Maturing August 31, 2011                        $     2,530,573
CENTENNIAL CELLULAR OPERATING
     4,825,750   Term Loan, 5.48%, Maturing February 9, 2011                             4,889,517
CINCINNATI BELL, INC.
     4,380,964   Term Loan, 4.54%, Maturing June 30, 2008                                4,427,512
CONSOLIDATED COMMUNICATIONS, INC.
     2,093,000   Term Loan, 4.34%, Maturing October 14, 2011                             2,113,930
D&E COMMUNICATIONS, INC.
       992,474   Term Loan, 4.52%, Maturing December 31, 2011                            1,007,051
DOBSON CELLULAR SYSTEMS, INC.
     4,950,000   Term Loan, 5.38%, Maturing March 31, 2010                               4,937,318
MEDIACOM ILLINOIS, LLC
     2,820,000   Term Loan, 4.26%, Maturing March 31, 2013                               2,842,662
NEXTEL COMMUNICATIONS
     6,126,100   Term Loan, 3.73%, Maturing December 15, 2010                            6,150,862
NEXTEL PARTNERS OPERATION CORP.
     2,450,000   Term Loan, 4.31%, Maturing May 31, 2011                                 2,491,599
NTELOS, INC.
$      497,461   Term Loan, 5.71%, Maturing July 25, 2008                          $       496,528
PANAMSAT CORP.
     5,129,241   Term Loan, 4.66%, Maturing August 20, 2011                              5,163,920
QWEST CORP.
    10,000,000   Term Loan, 6.50%, Maturing June 4, 2007                                10,409,820
SBA SENIOR FINANCE, INC.
     3,551,385   Term Loan, 5.21%, Maturing October 31, 2008                             3,588,011
SPECTRASITE COMMUNICATIONS, INC.
     2,990,444   Term Loan, 4.11%, Maturing June 30, 2007                                2,998,387
     1,145,295   Term Loan, 5.23%, Maturing December 31, 2007                            1,148,302
VALOR TELECOMMUNICATIONS ENTERPRISES, LLC
     1,468,450   Term Loan, 6.02%, Maturing June 30, 2008                                1,486,805
WESTERN WIRELESS CORP.
     5,231,888   Term Loan, 4.94%, Maturing May 28, 2011                                 5,318,308
--------------------------------------------------------------------------------------------------
                                                                                   $    62,001,105
--------------------------------------------------------------------------------------------------

UTILITIES -- 5.2%

ALLEGHENY ENERGY SUPPLY CO.
$    3,963,695   Term Loan, 3.70%, Maturing March 8, 2011                          $     3,989,709
CENTERPOINT ENERGY, INC.
     9,100,511   Term Loan, 4.88%, Maturing October 7, 2006                              9,146,014
COGENTRIX DELAWARE HOLDINGS, INC.
     3,084,500   Term Loan, 4.34%, Maturing February 26, 2009                            3,141,048
COLETO CREEK WLE, L.P.
     1,032,413   Term Loan, 4.23%, Maturing June 30, 2011                                1,052,846
NRG ENERGY, INC.
     1,637,802   Term Loan, 4.74%, Maturing June 23, 2010                                1,692,259
     2,890,893   Term Loan, 4.74%, Maturing June 23, 2010                                2,985,569
NUI UTILITIES
       983,607   Term Loan, 5.20%, Maturing November 24, 2004                              987,295
     5,016,393   Term Loan, 5.20%, Maturing November 24, 2004                            5,035,205
PIKE ELECTRIC, INC.
       479,169   Term Loan, 4.13%, Maturing July 1, 2012                                   488,054
PLAINS RESOURCES, INC.
       614,286   Term Loan, 5.09%, Maturing July 23, 2010                                  622,924
TETON POWER FUNDING, LLC
     3,819,519   Term Loan, 5.16%, Maturing March 12, 2011                               3,881,586
--------------------------------------------------------------------------------------------------
                                                                                   $    33,022,509
--------------------------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
   (IDENTIFIED COST $833,494,498)                                                  $   838,685,236
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

COMMON STOCKS -- 2.5%

SHARES/RIGHTS      SECURITY                                                        VALUE
--------------------------------------------------------------------------------------------------
       795,800   ING Prime Rate Trust                                              $     6,167,450
     1,097,000   Van Kampen Senior Income Trust                                          9,510,990
--------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST, $15,753,789)                                                  $    15,678,440
--------------------------------------------------------------------------------------------------

WARRANTS -- 0.0%

SHARES/RIGHTS      SECURITY                                                        VALUE
--------------------------------------------------------------------------------------------------
           190   Mueller Holdings, Inc., Exp. 4/15/14(2)(3)                        $        11,495
--------------------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST, $0)                                                           $        11,495
--------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 17.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                        VALUE
--------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.2%

ARGO TECH CORP., SR. NOTES
$          840   9.25%, 6/1/11(3)                                                  $       919,800
SEQUA CORP.
           500   8.875%, 4/1/08                                                            548,750
STANDARD AERO HOLDINGS, INC., SR. SUB. NOTES
            75   8.25%, 9/1/14(3)                                                           79,687
--------------------------------------------------------------------------------------------------
                                                                                   $     1,548,237
--------------------------------------------------------------------------------------------------

AIR TRANSPORT -- 0.3%

AMERICAN AIRLINES
$          750   7.80%, 10/1/06                                                    $       627,731
AMR CORP.
           175   9.00%, 8/1/12                                                             107,625
CONTINENTAL AIRLINES
           811   7.033%, 6/15/11                                                           627,420
DELTA AIRLINES NOTES
         1,000   7.90%, 12/15/09                                                           470,000
--------------------------------------------------------------------------------------------------
                                                                                   $     1,832,776
--------------------------------------------------------------------------------------------------

AUTOMOTIVE -- 0.6%

COLLINS & AIKMAN FLOOR COVER
$          300   9.75%, 2/15/10                                                    $       322,125
KEYSTONE AUTOMOTIVE OPERATIONS, INC., SR. SUB. NOTES
         1,500   9.75%, 11/1/13                                                          1,631,250
METALDYNE CORP.
$          350   11.00%, 6/15/12(3)                                                $       295,750
METALDYNE CORP., SR. NOTES
           605   10.00%, 11/1/13(3)                                                        580,800
TENNECO AUTOMOTIVE, INC., SERIES B
           615   11.625%, 10/15/09                                                         656,512
TENNECO AUTOMOTIVE, INC., SERIES B, SR. SEC. NOTES
           255   10.25%, 7/15/13                                                           298,350
--------------------------------------------------------------------------------------------------
                                                                                   $     3,784,787
--------------------------------------------------------------------------------------------------

BEVERAGE AND TOBACCO -- 0.0%

NORTH ATLANTIC TRADING CO., SR. NOTES
$          185   9.25%, 3/1/12                                                     $       180,375
--------------------------------------------------------------------------------------------------
                                                                                   $       180,375
--------------------------------------------------------------------------------------------------

BROADCAST RADIO AND TELEVISION -- 0.7%

FISHER COMMUNICATIONS, INC., SR. NOTES
$          100   8.625%, 9/15/14(3)                                                $       106,000
NEXSTAR FINANCE HOLDINGS LLC, INC., SR. DISC. NOTES
           110   11.375%, 4/1/13                                                            85,250
PAXSON COMMUNICATIONS CORP.
         4,000   4.35%, 1/15/10(3)                                                       4,045,000
--------------------------------------------------------------------------------------------------
                                                                                   $     4,236,250
--------------------------------------------------------------------------------------------------

BUILDING AND DEVELOPMENT -- 0.4%

COLEMAN CABLE, INC., SR. NOTES
$          105   9.875%, 10/1/12(3)                                                $       108,675
INTERLINE BRANDS, INC., SR. SUB. NOTES
           750   11.50%, 5/15/11                                                           836,250
MAAX CORP., SR. SUB. NOTES
           115   9.75%, 6/15/12(3)                                                         124,200
PLY GEM INDUSTRIES, INC., SR. SUB. NOTES
           175   9.00%, 2/15/12(3)                                                         175,437
         1,000   9.00%, 2/15/12(3)                                                       1,002,500
THL BUILDCO (NORTEK, INC.), SR. SUB. NOTES
           215   8.50%, 9/1/14(3)                                                          228,975
--------------------------------------------------------------------------------------------------
                                                                                   $     2,476,037
--------------------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.0%

AINSWORTH LUMBER, SR. NOTES
$          210   7.25%, 10/1/12(3)                                                 $       213,675
RMCC ACQUISITION CO., SR. SUB. NOTES
           145   9.50%, 11/1/12(3)                                                         145,797
--------------------------------------------------------------------------------------------------
                                                                                   $       359,472
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                        VALUE
--------------------------------------------------------------------------------------------------
BUSINESS EQUIPMENT AND SERVICES -- 0.4%

ALLIED SECURITY ESCROW, SR. SUB. NOTES
$           65   11.375%, 7/15/11(3)                                               $        68,575
AMERCO, INC.
           310   9.00%, 3/15/09                                                            328,600
QUINTILES TRANSNATIONAL CORP., SR. SUB. NOTES
         2,000   10.00%, 10/1/13                                                         2,190,000
WILLIAMS SCOTSMAN, INC., SR. NOTES
            15   10.00%, 8/15/08                                                            16,425
--------------------------------------------------------------------------------------------------
                                                                                   $     2,603,600
--------------------------------------------------------------------------------------------------

CABLE AND SATELLITE TELEVISION -- 0.6%

CABLEVISION SYSTEMS CORP., SR. NOTES
$           35   8.00%, 4/15/12(3)                                                 $        37,800
CHARTER COMMUNICATIONS HOLDINGS, LLC, SR. NOTES
           900   10.25%, 1/15/10                                                           742,500
CSC HOLDINGS, INC., SR. SUB. NOTES
         1,000   10.50%, 5/15/16                                                         1,147,500
INSIGHT COMMUNICATIONS, SR. DISC. NOTES
           195   12.25%, 2/15/11                                                           191,587
KABEL DEUTSCHLAND GMBH
           485   10.625%, 7/1/14(3)                                                        545,625
UGS CORP., SR. SUB. NOTES
           985   10.00%, 6/1/12(3)                                                       1,108,125
--------------------------------------------------------------------------------------------------
                                                                                   $     3,773,137
--------------------------------------------------------------------------------------------------

CAPITAL GOODS -- 0.5%

DRESSER-RAND GROUP, INC., SR. SUB. NOTES
$          440   7.375%, 11/1/14(3)                                                $       463,100
ERICO INTERNATIONAL CORP., SR. SUB. NOTES
         2,000   8.875%, 3/1/12                                                          2,100,000
MUELLER GROUP, INC., SR. SUB. NOTES
           635   10.00%, 5/1/12(3)                                                         688,975
MUELLER HOLDINGS, INC., DISC. NOTES
           190   14.75%, 4/15/14(3)                                                        122,550
--------------------------------------------------------------------------------------------------
                                                                                   $     3,374,625
--------------------------------------------------------------------------------------------------

CHEMICALS AND PLASTICS -- 1.0%

AVECIA GROUP PLC
$          200   11.00%, 7/1/09                                                    $       189,000
BCP CAYLUX HOLDINGS, SR. SUB. NOTES
           480   9.625%, 6/15/14(3)                                                        540,000
BORDEN U.S. FINANCE/NOVA SCOTIA FINANCE, SR. NOTES
           175   9.00%, 7/15/14(3)                                                         192,281
HUNTSMAN LLC
$          435   11.625%, 10/15/10                                                 $       514,931
INNOPHOS, INC., SR. SUB. NOTES
           110   8.875%, 8/15/14(3)                                                        119,075
LYONDELL CHEMICAL CO.
            10   9.50%, 12/15/08                                                            10,950
LYONDELL CHEMICAL CO., SR. NOTES
         1,193   10.50%, 6/1/13                                                          1,413,705
NALCO CO., SR. SUB. NOTES
           605   8.875%, 11/15/13(3)                                                       666,256
OM GROUP, INC.
         1,765   9.25%, 12/15/11                                                         1,855,456
POLYONE CORP.
           250   10.625%, 5/15/10                                                          278,750
RHODIA SA, SR. NOTES
           545   10.25%, 6/1/10                                                            594,050
--------------------------------------------------------------------------------------------------
                                                                                   $     6,374,454
--------------------------------------------------------------------------------------------------

CLOTHING / TEXTILES -- 0.1%

LEVI STRAUSS & CO.
$          395   7.00%, 11/1/06                                                    $       388,581
LEVI STRAUSS & CO., SR. NOTES
           320   11.625%, 1/15/08                                                          328,000
PHILLIPS VAN-HEUSEN, SR. NOTES
           110   7.25%, 2/15/11(3)                                                         115,775
--------------------------------------------------------------------------------------------------
                                                                                   $       832,356
--------------------------------------------------------------------------------------------------

CONGLOMERATES -- 0.1%

AMSTED INDUSTRIES, INC., SR. NOTES
$          615   10.25%, 10/15/11(3)                                               $       679,575
--------------------------------------------------------------------------------------------------
                                                                                   $       679,575
--------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 0.6%

AEARO CO. I, SR. SUB. NOTES
$          155   8.25%, 4/15/12(3)                                                 $       161,200
AMSCAN HOLDINGS, INC., SR. SUB. NOTES
            35   8.75%, 5/1/14(3)                                                           35,350
CHATTEM INC.
         1,000   7.00%, 3/1/14                                                           1,032,500
FEDDERS NORTH AMERICA, INC.
           240   9.875%, 3/1/14                                                            194,400
GFSI, INC., SR. SUB. NOTES, SERIES B
         1,025   9.625%, 3/1/07                                                          1,009,625

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                        VALUE
--------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS (CONTINUED)

OXFORD INDUSTRIES, INC., SR. NOTES
$           20   8.875%, 6/1/11(3)                                                 $        21,700
RAYOVAC CORP., SR. SUB. NOTES
           455   8.50%, 10/1/13                                                            501,637
RIDDELL BELL HOLDINGS, SR. SUB. NOTES
            40   8.375%, 10/1/12(3)                                                         41,500
SAMSONITE CORP., SR. SUB. NOTES
           365   8.875%, 6/1/11                                                            390,550
TRUE TEMPER SPORTS, INC., SR. SUB. NOTES
            65   8.375%, 9/15/11                                                            59,475
WH HOLDINGS LTD./WH CAPITAL CORP., SR. NOTES
           175   9.50%, 4/1/11                                                             192,500
--------------------------------------------------------------------------------------------------
                                                                                   $     3,640,437
--------------------------------------------------------------------------------------------------

CONTAINERS AND GLASS PRODUCTS -- 0.4%

GRAHAM PACKAGING CO., SR. NOTES
$           85   8.50%, 10/15/12(3)                                                $        89,675
GRAHAM PACKAGING CO., SR. SUB. NOTES
           165   9.875%, 10/15/14(3)                                                       175,725
INTERTAPE POLYMER US, INC., SR. SUB. NOTES
           315   8.50%, 8/1/14(3)                                                          314,606
PLIANT CORP.
         1,000   11.125%, 6/15/09                                                          895,000
STONE CONTAINER CORP., SR. NOTES
           750   7.375%, 7/15/14(3)                                                        804,375
--------------------------------------------------------------------------------------------------
                                                                                   $     2,279,381
--------------------------------------------------------------------------------------------------

ECOLOGICAL SERVICES AND EQUIPMENT -- 0.1%

ALDERWOODS GROUP, INC., SR. NOTES
$          110   7.75%, 9/15/12(3)                                                 $       119,350
IMCO RECYCLING, SR. NOTES
           100   9.00%, 11/15/14(3)(4)                                                     100,000
WASTE SERVICES, INC., SR. SUB. NOTES
           500   9.50%, 4/15/14(3)                                                         472,500
--------------------------------------------------------------------------------------------------
                                                                                   $       691,850
--------------------------------------------------------------------------------------------------

ENERGY -- 0.0%

HARVEST OPERATIONS CORP., SR. NOTES
$          330   7.875%, 10/15/11(3)                                               $       343,612
--------------------------------------------------------------------------------------------------
                                                                                   $       343,612
--------------------------------------------------------------------------------------------------

ENGINEERING -- 0.0%

SHAW GROUP, INC., SR. NOTES
$          120   10.75%, 3/15/10                                                   $       128,700
--------------------------------------------------------------------------------------------------
                                                                                   $       128,700
--------------------------------------------------------------------------------------------------

EQUIPMENT LEASING -- 0.1%

UNITED RENTALS NORTH AMERICA, INC.
$          210   6.50%, 2/15/12                                                    $       208,950
UNITED RENTALS NORTH AMERICA, INC., SR. SUB. NOTES
           220   7.00%, 2/15/14                                                            204,050
--------------------------------------------------------------------------------------------------
                                                                                   $       413,000
--------------------------------------------------------------------------------------------------

FINANCIAL INTERMEDIARIES -- 0.7%

CARLYLE HIGH YIELD PARTNERS, SERIES 2004-6A, CLASS C
$        1,000   4.36%, 8/15/16(3)                                                 $     1,000,000
CRYSTAL US HOLDINGS/US HOLDINGS 3, LLC, SR. DISC. NOTES
           480   10.50%, 10/1/14(3)                                                        304,800
DRYDEN LEVERAGED LOAN, SERIES 2004-6A, CLASS C1
         1,500   4.055%, 7/30/16(3)(4)                                                   1,500,000
E*TRADE FINANCIAL CORP., SR. NOTES
           240   8.00%, 6/15/11(3)                                                         254,400
FIRST CLO, LTD., SR. SUB. NOTES
         1,000   Variable Rate, 3.96%, 7/27/16(3)                                        1,000,000
REFCO FINANCE HOLDINGS, LLC, SR. SUB. NOTES
           430   9.00%, 8/1/12(3)                                                          466,550
--------------------------------------------------------------------------------------------------
                                                                                   $     4,525,750
--------------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.4%

MERISANT CO., SR. NOTES
$          255   9.75%, 7/15/13(3)                                                 $       238,425
PINNACLE FOODS HOLDINGS CORP., SR. SUB. NOTES
         2,115   8.25%, 12/1/13(3)                                                       2,009,250
UNITED AGRICULTURAL PRODUCTS, SR. NOTES
            95   8.25%, 12/15/11(3)                                                        103,075
--------------------------------------------------------------------------------------------------
                                                                                   $     2,350,750
--------------------------------------------------------------------------------------------------

FOOD, BEVERAGES AND TOBACCO -- 0.1%

ASG CONSOLIDATED, LLC/ASG FINANCE, INC., SR. DISC. NOTES
$          400   11.50%, 11/1/11(3)                                                $       257,000
PIERRE FOODS, INC., SR. SUB. NOTES
           320   9.875%, 7/15/12(3)                                                        326,400
--------------------------------------------------------------------------------------------------
                                                                                   $       583,400
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                        VALUE
--------------------------------------------------------------------------------------------------
FOOD / DRUG RETAILERS -- 0.3%

GENERAL NUTRITION CENTERS, SR. SUB. NOTES
$        1,000   8.50%, 12/1/10(3)                                                 $     1,012,500
JEAN COUTU GROUP, INC., SR. SUB. NOTES
           735   8.50%, 8/1/14(3)                                                          753,375
--------------------------------------------------------------------------------------------------
                                                                                   $     1,765,875
--------------------------------------------------------------------------------------------------

FOREST PRODUCTS -- 0.3%

BOISE CASCADE, LLC, SR. NOTES, VARIABLE RATE
$          145   5.005%, 10/15/12(3)                                               $       148,987
BOISE CASCADE, LLC, SR. SUB. NOTES
           185   7.125%, 10/15/14(3)                                                       194,029
CARAUSTAR INDUSTRIES, INC., SR. SUB. NOTES
           460   9.875%, 4/1/11                                                            501,400
GEORGIA-PACIFIC CORP.
            65   9.50%, 12/1/11                                                             81,250
NEWARK GROUP, INC., SR. SUB. NOTES
           870   9.75%, 3/15/14(3)                                                         909,150
--------------------------------------------------------------------------------------------------
                                                                                   $     1,834,816
--------------------------------------------------------------------------------------------------

HEALTH CARE -- 0.8%

HEALTHSOUTH CORP.
$           75   7.625%, 6/1/12                                                    $        73,125
HEALTHSOUTH CORP., SR. NOTES
            75   8.375%, 10/1/11                                                            75,187
INVERNESS MEDICAL INNOVATIONS, INC., SR. SUB. NOTES
         1,545   8.75%, 2/15/12(3)                                                       1,599,075
MEDICAL DEVICE MANUFACTURING, INC., SR. SUB. NOTES
           235   10.00%, 7/15/12(3)                                                        252,625
NATIONAL MENTOR, INC., SR. SUB. NOTES
           120   9.625%, 12/1/12(3)                                                        123,600
OMEGA HEALTHCARE INVESTORS, INC., SR. NOTES
           110   7.00%, 4/1/14(3)                                                          113,300
TENET HEALTHCARE CORP.
           500   7.375%, 2/1/13                                                            475,000
TENET HEALTHCARE CORP., SR. NOTES
           525   9.875%, 7/1/14(3)                                                         552,562
US ONCOLOGY, INC., SR. NOTES
           220   9.00%, 8/15/12(3)                                                         238,700
US ONCOLOGY, INC., SR. SUB. NOTES
           425   10.75%, 8/15/14(3)                                                        465,375
VANGUARD HEALTH HOLDINGS II, SR. SUB. NOTES
           475   9.00%, 10/1/14(3)                                                         498,750
VWR INTERNATIONAL, INC., SR. SUB. NOTES
           305   8.00%, 4/15/14(3)                                                         328,637
--------------------------------------------------------------------------------------------------
                                                                                   $     4,795,936
--------------------------------------------------------------------------------------------------

HOUSING -- 0.1%

INTERFACE, INC.
$          500   10.375%, 2/1/10                                                   $       577,500
--------------------------------------------------------------------------------------------------
                                                                                   $       577,500
--------------------------------------------------------------------------------------------------

INDUSTRIAL EQUIPMENT -- 0.1%

MILACRON ESCROW CORP.
$          445   11.50%, 5/15/11(3)                                                $       465,025
--------------------------------------------------------------------------------------------------
                                                                                   $       465,025
--------------------------------------------------------------------------------------------------

LEISURE GOODS / ACTIVITIES / MOVIES -- 0.3%

LCE ACQUISITION CORP., SR. SUB. NOTES
$          320   9.00%, 8/1/14(3)                                                  $       336,800
MARQUEE HOLDINGS, INC., SR. DISC. NOTES
           590   12.00%, 8/15/14(3)                                                        365,800
MARQUEE, INC., SR. NOTES
           325   8.625%, 8/15/12(3)                                                        356,687
SIX FLAGS, INC., SR. NOTES
         1,000   8.875%, 2/1/10                                                            962,500
           190   9.625%, 6/1/14                                                            182,400
UNIVERSAL CITY DEVELOPMENT PARTNERS, SR. NOTES
            40   11.75%, 4/1/10                                                             46,800
--------------------------------------------------------------------------------------------------
                                                                                   $     2,250,987
--------------------------------------------------------------------------------------------------

LODGING AND CASINOS -- 0.7%

FELCOR LODGING L.P., SR. NOTES, VARIABLE RATE
$          140   5.84%, 6/1/11(3)                                                  $       145,250
INN OF THE MOUNTAIN GODS, SR. NOTES
         1,000   12.00%, 11/15/10                                                        1,165,000
MAJESTIC STAR CASINO LLC
           465   9.50%, 10/15/10                                                           482,437
MGM GRAND, INC.
           110   6.875%, 2/6/08                                                            120,312
OED CORP./DIAMOND JO LLC
           355   8.75%, 4/15/12(3)                                                         335,475
PREMIER ENTERTAINMENT BILOXI, LLC/PREMIER FINANCE BILOXI CORP.
            30   10.75%, 2/1/12(3)                                                          32,100
SENECA GAMING CORP., SR. NOTES
           230   7.25%, 5/1/12(3)                                                          243,800
TRUMP ATLANTIC CITY ASSOCIATES, INC.
           535   11.25%, 5/1/06                                                            472,137
TRUMP HOLDINGS AND FUNDING, SR. NOTES
           540   11.625%, 3/15/10                                                          577,800
WYNN LAS VEGAS LLC/CORP.
           670   12.00%, 11/1/10                                                           840,850
--------------------------------------------------------------------------------------------------
                                                                                   $     4,415,161
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                        VALUE
--------------------------------------------------------------------------------------------------
MANUFACTURING -- 0.3%

THERMADYNE HOLDINGS CORP., SR. SUB. NOTES
$        2,180   9.25%, 2/1/14                                                     $     2,081,900
--------------------------------------------------------------------------------------------------
                                                                                   $     2,081,900
--------------------------------------------------------------------------------------------------

MEDIA -- 0.0%

VERTIS, INC., SUB. NOTES
$           40   13.50%, 12/7/09(3)                                                $        41,800
--------------------------------------------------------------------------------------------------
                                                                                   $        41,800
--------------------------------------------------------------------------------------------------

NONFERROUS METALS / MINERALS -- 0.1%

ALPHA NATURAL RESOURCES, SR. NOTES
$          135   10.00%, 6/1/12(3)                                                 $       150,525
ISPAT INLAND ULC, SR. NOTES
           305   9.75%, 4/1/14(3)                                                          372,100
--------------------------------------------------------------------------------------------------
                                                                                   $       522,625
--------------------------------------------------------------------------------------------------

OIL AND GAS -- 0.8%

BELDEN & BLAKE CORP., SR. NOTES
$           65   8.75%, 7/15/12(3)                                                 $        70,525
COASTAL CORP.
           225   9.625%, 5/15/12                                                           245,812
COMSTOCK RESOURCE, INC.
         1,000   6.875%, 3/1/12                                                          1,040,000
CONTINENTAL RESOURCES
         1,000   10.25%, 8/1/08                                                          1,040,500
DENBURY RESOURCES, INC.
            20   7.50%, 4/1/13                                                              21,800
DYNEGY HOLDINGS, INC., SR. NOTES
           460   10.125%, 7/15/13(3)                                                       538,200
EL PASO CORP., SR. NOTES
            65   7.00%, 5/15/11                                                             65,650
EL PASO PRODUCTION HOLDING CO.
           215   7.75%, 6/1/13                                                             225,213
GIANT INDUSTRIES
           225   8.00%, 5/15/14                                                            235,688
HANOVER COMPRESSOR CO., SR. NOTES
            85   8.625%, 12/15/10                                                           93,925
HANOVER COMPRESSOR CO., SUB. NOTES
           550   0.00%, 3/31/07                                                            470,250
MARKWEST ENERGY PARTNERS, L.P./MARKWEST ENERGY FINANCE CORP., SR. NOTES
           105   6.875%, 11/1/14(3)                                                        107,625
NGC CORP.
$           80   7.125%, 5/15/18                                                           $71,200
           145   7.625%, 10/15/26                                                          127,238
PARKER DRILLING CO., SR. NOTES
           100   9.625%, 10/1/13                                                           111,750
PETROBRAS INTERNATIONAL FINANCE CO.
           260   7.75%, 9/15/14                                                            261,625
TRANSMONTAIGNE, INC., SR. SUB. NOTES
            80   9.125%, 6/1/10                                                             89,400
UNITED REFINING CO., SR. NOTES
           225   10.50%, 8/15/12(3)                                                        228,938
--------------------------------------------------------------------------------------------------
                                                                                   $     5,045,339
--------------------------------------------------------------------------------------------------

PUBLISHING -- 0.6%

ADVANSTAR COMMUNICATIONS, INC.
$        1,000   10.75%, 8/15/10                                                   $     1,120,000
ADVERTISING DIRECT SOLUTIONS, SR. NOTES
            80   9.25%, 11/15/12(3)                                                         83,900
AMERICAN MEDIA, INC., SERIES B
           315   10.25%, 5/1/09                                                            333,113
CBD MEDIA, INC., SR. SUB. NOTES
           125   8.625%, 6/1/11                                                            131,563
DEX MEDIA WEST LLC, SR. SUB. NOTES
           107   9.875%, 8/15/13                                                           127,063
HOLLINGER PARTICIPATION TRUST, SR. NOTES, (PIK)
           164   12.125%, 11/15/10(3)                                                      201,319
HOUGHTON MIFFLIN CO., SR. SUB. NOTES
         1,035   9.875%, 2/1/13                                                          1,128,150
LIBERTY GROUP OPERATING
           500   9.375%, 2/1/08                                                            506,250
PRIMEDIA, INC., SR. NOTES
           315   8.875%, 5/15/11                                                           329,963
--------------------------------------------------------------------------------------------------
                                                                                   $     3,961,321
--------------------------------------------------------------------------------------------------

RADIO AND TELEVISION -- 0.2%

CANWEST MEDIA, INC., SR. SUB. NOTES
$          500   10.625%, 5/15/11                                                  $       567,500
RAINBOW NATIONAL SERVICES, LLC, SR. NOTES
           180   8.75%, 9/1/12(3)                                                          193,500
RAINBOW NATIONAL SERVICES, LLC, SR. SUB. DEBS.
           685   10.375%, 9/1/14(3)                                                        750,075
--------------------------------------------------------------------------------------------------
                                                                                   $     1,511,075
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                        VALUE
--------------------------------------------------------------------------------------------------
RETAILERS (EXCEPT FOOD AND DRUG) -- 0.6%

AFFINITY GROUP, INC., SR. SUB. NOTES
$        1,000   9.00%, 2/15/12                                                    $     1,075,000
COINMACH CORP., SR. NOTES
            65   9.00%, 2/1/10                                                              67,600
HOME INTERIORS & GIFTS, INC., SR. SUB. NOTES
           155   10.025%, 6/1/08                                                           134,075
J CREW OPERATING CORP., SR. SUB. NOTES
           165   10.375%, 10/15/07                                                         170,363
PCA LLC/PCA FINANCE CORP., SR. NOTES
           895   11.875%, 8/1/09                                                           854,725
PETRO STOPPING CENTERS LP/PETRO FINANCIAL CORP., SR. NOTES
         1,145   9.00%, 2/15/12                                                          1,230,875
--------------------------------------------------------------------------------------------------
                                                                                   $     3,532,638
--------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 0.3%

ADVANCED MICRO DEVICES, INC., SR. NOTES
$          750   7.75%, 11/1/12(3)                                                 $       755,625
AMKOR TECHNOLOGIES, INC.
           100   5.75%, 6/1/06                                                              95,500
AMKOR TECHNOLOGIES, INC., SR. NOTES
           220   7.125%, 3/15/11                                                           190,850
           725   7.75%, 5/15/13                                                            628,938
--------------------------------------------------------------------------------------------------
                                                                                   $     1,670,913
--------------------------------------------------------------------------------------------------

SURFACE TRANSPORT -- 0.1%

HORIZON LINES, LLC
$          230   9.00%, 11/1/12(3)                                                 $       249,838
OMI CORP., SR. NOTES
           100   7.625%, 12/1/13                                                           106,125
QUALITY DISTRIBUTION LLC/QD CAPITAL CORP.
           115   9.00%, 11/15/10(3)                                                        107,669
--------------------------------------------------------------------------------------------------
                                                                                   $       463,632
--------------------------------------------------------------------------------------------------

TECHNOLOGY -- 0.3%

NEW ASAT (FINANCE) LTD., SR. NOTES
$        1,545   9.25%, 2/1/11(3)                                                  $     1,359,600
NORTEL NETWORKS LTD.
            65   6.125%, 2/15/06                                                            66,788
           165   4.25%, 9/1/08                                                             159,431
STRATUS TECHNOLOGIES, INC., SR. NOTES
           605   10.375%, 12/1/08                                                          517,275
--------------------------------------------------------------------------------------------------
                                                                                   $     2,103,094
--------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 1.2%

AIRGATE PCS, INC., SR. NOTES, VARIABLE RATE
$          105   5.85%, 10/15/11(3)                                                $       108,150
ALAMOSA DELAWARE, INC., SR. DISC. NOTES
           130   12.00%, 7/31/09                                                           139,100
ALAMOSA DELAWARE, INC., SR. NOTES
           220   11.00%, 7/31/10                                                           258,500
           120   8.50%, 1/31/12                                                            127,800
CENTENNIAL CELLULAR OPERATING CO., LLC, SR. SUB. NOTES
            65   10.75%, 12/15/08                                                           67,925
CENTENNIAL CELLULAR OPERATING CO./CENTENNIAL COMMUNICATIONS CORP., SR. NOTES
           335   10.125%, 6/15/13                                                          365,150
DOBSON CELLULAR SYSTEMS, INC., VARIABLE RATE
           100   6.95%, 11/1/11(3)                                                         103,250
INMARSAT FINANCE PLC
           520   7.625%, 6/30/12(3)                                                        527,800
LCI INTERNATIONAL, INC., SR. NOTES
           795   7.25%, 6/15/07                                                            733,388
NEW SKIES SATELLITES NV, SR. NOTES, VARIABLE RATE
           195   7.438%, 11/1/11(3)                                                        198,413
NEW SKIES SATELLITES NV, SR. SUB. NOTES
           260   9.125%, 11/1/12(3)                                                        267,150
PANAMSAT CORP., SR. NOTES
           420   9.00%, 8/15/14(3)                                                         447,300
QWEST CAPITAL FUNDING, INC.
            55   7.75%, 8/15/06                                                             56,788
            70   7.90%, 8/15/10                                                             68,075
QWEST SERVICES CORP.
           525   14.00%, 12/15/10(3)                                                       626,063
RURAL CELLULAR CORP., VARIABLE RATE
         2,000   5.61%, 3/15/10(3)                                                       2,070,000
SBA TELECOMMUNICATIONS, SR. DISC. NOTES
           185   9.75%, 12/15/11                                                           156,788
UBIQUITEL OPERATING CO., SR. NOTES
           245   9.875%, 3/1/11                                                            266,438
US UNWIRED, INC., SERIES B
           455   10.00%, 6/15/12                                                           494,813
WESTERN WIRELESS CORP., SR. NOTES
           260   9.25%, 7/15/13                                                            278,200
--------------------------------------------------------------------------------------------------
                                                                                   $     7,361,091
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                        VALUE
--------------------------------------------------------------------------------------------------
UTILITIES -- 2.7%

CALPINE CORP., SR. NOTES
$           55   8.25%, 8/15/05                                                    $        54,038
           310   7.625%, 4/15/06                                                           289,850
           500   8.75%, 7/15/07                                                            360,000
           395   8.50%, 7/15/10(3)                                                         292,300
DOW JONES CDX HY
        14,000   8.00%, 12/29/09(3)                                                     14,332,500
MISSION ENERGY HOLDING CO.
           215   13.50%, 7/15/08                                                           273,588
NORTHWESTERN CORP., SR. NOTES
            40   5.875%, 11/1/14(3)                                                         41,450
NRG ENERGY, INC., SR. NOTES
         1,165   8.00%, 12/15/13(3)                                                      1,288,781
--------------------------------------------------------------------------------------------------
                                                                                   $    16,932,507
--------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $106,723,002)                                                  $   108,345,796
--------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 4.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                        VALUE
--------------------------------------------------------------------------------------------------
CORTEZ CAPITAL CORP.
$        4,268   1.78%, 11/1/04                                                    $     4,267,578
RANGER FUNDING CO., LLC
         5,000   1.78%, 11/4/04                                                          4,998,764
YORKTOWN CAPITAL, LLC
        18,561   1.78%, 11/8/04                                                         18,552,740
--------------------------------------------------------------------------------------------------
                                                                                   $    27,819,082
--------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (IDENTIFIED COST $27,819,082)                                                   $    27,819,082
--------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.2%

PRINCIPAL       MATURITY
AMOUNT          DATE             BORROWER                    RATE     AMOUNT
--------------------------------------------------------------------------------------
$  13,914,000   11/01/04         Investors Bank and Trust
                                 Company Time Deposit        1.88%    $     13,914,000
--------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST)                                                $     13,914,000
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 158.6%
   (IDENTIFIED COST $997,704,371)                                     $  1,004,454,049
--------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.7%                                $     23,456,213
--------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS
   CUMULATIVE UNPAID
   DIVIDENDS -- (62.3)%                                               $   (394,326,263)
--------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
   SHARES -- 100.0%                                                   $    633,583,999
--------------------------------------------------------------------------------------

Note: The Trust has made commitments to fund specified amounts under certain existing credit arrangments. Pursuant to the terms of these arrangements, the Trust had unfunded loan commitments of $5,471,841 as of October 31, 2004.

PIK - Payment In Kind.

(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility.

(2)   Non-income producing security.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of the securities is $58,510,994 or 9.2% of the Trust's net assets.

(4) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                        See notes to financial statements

EATON VANCE SENIOR FLOATING-RATE TRUST as of October 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2004

ASSETS

Investments, at value (identified cost, $997,704,371)          $   1,004,454,049
Cash                                                                   7,834,156
Receivable for investments sold                                          374,541
Receivable from the Transfer Agent                                       264,680
Receivable for open swap contracts                                       107,351
Dividends and interest receivable                                      5,890,441
Cash collateral segregated for credit default swaps                   11,600,000
Prepaid expenses                                                          79,811
--------------------------------------------------------------------------------
TOTAL ASSETS                                                   $   1,030,605,029
--------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                              $       2,464,682
Payable to affiliate for Trustees' fees                                    1,412
Accrued expenses                                                         228,673
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $       2,694,767
--------------------------------------------------------------------------------
AUCTION PREFERRED SHARES (15,760 SHARES OUTSTANDING) AT
   LIQUIDATION VALUE PLUS CUMULATIVE UNPAID DIVIDENDS                394,326,263
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                         $     633,583,999
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of shares
   authorized, 33,403,970 shares issued and outstanding        $         334,040
Additional paid-in capital                                           632,846,491
Accumulated net realized loss (computed on the basis of
   identified cost)                                                   (6,757,854)
Undistributed net investment income                                      539,293
Net unrealized appreciation (computed on the basis of
   identified cost)                                                    6,622,029
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                         $     633,583,999
--------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

($633,583,999 DIVIDED BY 33,403,970 COMMON SHARES
   ISSUED AND OUTSTANDING)                                     $           18.97
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2004(1)

INVESTMENT INCOME

Interest                                                       $      37,474,023
Dividends                                                                711,282
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $      38,185,305
--------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $       6,599,223
Trustees' fees and expenses                                                9,885
Preferred shares remarketing agent fee                                   755,616
Custodian fee                                                            212,510
Printing and postage                                                     141,583
Legal and accounting services                                            126,062
Transfer and dividend disbursing agent fees                               55,189
Organization expenses                                                      7,500
Miscellaneous                                                             96,827
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $       8,004,395
--------------------------------------------------------------------------------

Deduct --
   Reduction of custodian fee                                  $           2,241
   Reduction of Investment Adviser fee                                 1,754,115
   Expense reimbursement                                                   7,500
--------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $       1,763,856
--------------------------------------------------------------------------------

NET EXPENSES                                                   $       6,240,539
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $      31,944,766
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss)--
   Investment transactions (identified cost basis)             $      (4,090,790)
   Swap contracts                                                        286,378
--------------------------------------------------------------------------------
NET REALIZED LOSS                                              $      (3,804,412)
--------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                         $       6,749,678
   Swap contracts                                                       (127,649)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION                          $       6,622,029
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               $       2,817,617
--------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM INCOME            $      (4,366,536)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $      30,395,847
--------------------------------------------------------------------------------

(1) For the period from the start of business, November 28, 2003, to October 31, 2004.

                        See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED
                                                             OCTOBER 31, 2004(1)
--------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
From operations --
   Net investment income                                     $        31,944,766
   Net realized loss from investment transactions and swap
      contracts                                                       (3,804,412)
   Net change in unrealized appreciation (depreciation)
      from investments and swap contracts                              6,622,029
   Distributions to preferred shareholders from net
      investment income                                               (4,366,536)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                   $        30,395,847
--------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                $       (29,992,379)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                   $       (29,992,379)
--------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of common shares(2)                    $       635,075,000
   Reinvestment of distributions to common shareholders                2,824,407
   Offering costs and preferred shares underwriting
      discounts                                                       (4,818,876)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS   $       633,080,531
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                   $       633,483,999
--------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                       $           100,000
--------------------------------------------------------------------------------
AT END OF PERIOD                                             $       633,583,999
--------------------------------------------------------------------------------

UNDISTRIBUTED NET INVESTMENT INCOME
INCLUDED IN NET ASSETS APPLICABLE TO
COMMON SHARES

AT END OF PERIOD                                             $           539,293
--------------------------------------------------------------------------------

(1) For the period from the start of business, November 28, 2003, to October 31, 2004.
(2)  Proceeds from sales of shares net of sales load paid of $29,925,000.

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                         PERIOD ENDED
                                                                         OCTOBER 31, 2004(1)(2)
-------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)(3)                $               19.100
-------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                    $                0.968
Net realized and unrealized gain                                                          0.080
Distribution to preferred shareholders from net investment income                        (0.132)
-------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                             $                0.916
-------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                               $               (0.900)
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                               $               (0.900)
-------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL    $               (0.027)
-------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                  $               (0.119)
-------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                         $               18.970
-------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                            $               19.940
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE(4)                                              4.13%
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE(4)                                                 9.45%
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                         PERIOD ENDED
                                                                         OCTOBER 31, 2004(1)(2)
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)    $              633,584
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(5)                                                                         1.08%(6)
   Net expenses after custodian fee reduction                                              1.08%(6)
   Net investment income(5)                                                                5.51%(6)
Portfolio Turnover                                                                           95%

+  The operating expenses of the Trust reflect a reduction of the investment advisor fee and a reimbursement of expenses by the
   Advisor. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(5)                                                                             1.38%(6)
   Expenses after custodian fee reduction                                                  1.38%(6)
   Net investment income(5)                                                                5.21%(6)
   Net investment income per share                                       $                0.914

++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                            0.71%(6)
   Net expenses after custodian fee reduction                                              0.71%(6)
   Net investment income                                                                   3.63%(6)

+  The operating expenses of the Trust reflect a reduction of the investment advisor fee and a reimbursement of expenses by the
   Advisor. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                0.91%(6)
   Expenses after custodian fee reduction                                                  0.91%(6)
   Net investment income                                                                   3.43%(6)

Senior Securities:
   Total preferred shares outstanding                                                    15,760
   Asset coverage per preferred share(7)                                 $               65,223
   Involuntary liquidation preference per preferred share(8)             $               25,000
   Approximate market value per preferred share(8)                       $               25,000

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 28, 2003, to October 31, 2004.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.
(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(6)  Annualized.
(7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(8)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

EATON VANCE SENIOR FLOATING-RATE TRUST as of October 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Senior Floating-Rate Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The Trust, which was organized as a Massachusetts business trust on August 5, 2003, seeks to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income. The Trust pursues its objectives by investing primarily in senior, secured floating rate loans (Senior Loans). The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Certain senior loans are deemed to be liquid if reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Trust's investment advisor, Eaton Vance Management (EVM), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of swaps will be based on dealer quotations. Short-term obligations which mature in 60 days or less, are valued at amortized cost, if their original term to maturity when acquired by the Trust was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Trust was more than 60 days, unless in each case this is determined not to represent fair value. OTC options are valued at the mean between bid and asked price provided by dealers. Financial futures contracts listed on commodity exchanges and exchange traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

   B INCOME -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

   C FEDERAL TAXES -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2004, the Trust, for federal income tax purposes, had a capital loss carryover of $5,860,075 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2012.

   D INVESTMENT TRANSACTIONS -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

   E OFFERING COSTS -- Costs incurred by the Trust in connection with the offering of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   G WRITTEN OPTIONS -- Upon the writing of a call or a put option, an amount equal to the premium received by the Trust is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Trust's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Trust. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

   H PURCHASED OPTIONS -- Upon the purchase of a call or put option, the premium paid by the Trust is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Trust's policies on investment valuations discussed above. If an option which the Trust has purchased expires on the stipulated expiration date, the Trust will realize a loss in the amount of the cost of the option. If the Trust enters into a closing sale transaction, the Trust will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Trust exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Trust exercises a call option, the cost of the security which the Trust purchases upon exercise will be increased by the premium originally paid.

   I FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Trust is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Trust.

   If the Trust enters into a closing transaction, the Trust will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Trust's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   J REVERSE REPURCHASE AGREEMENTS -- The Trust may enter into reverse repurchase agreements. Under such an agreement, the Trust temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Trust agrees to repurchase the security at an agreed-upon price and time in the future. The Trust may enter into reverse repurchase agreements for temporary purposes, such as to Trust withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Trust's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the

   Statement of Assets and Liabilities at the same time at which cash is received by the Trust. The securities underlying such agreements continue to be treated as owned by the Trust and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Trust under reverse repurchase agreements is accrued daily.

   K TOTAL RETURN SWAPS -- The Trust may enter into swap agreements to hedge against fluctuations in securities prices, interest rates or market conditions; to change the duration of the overall portfolio; to mitigate default risk; or for other risk management purposes. Pursuant to these agreements, the Trust makes monthly payments at a rate equal to a predetermined spread to the one-month LIBOR. In exchange, the Trust receives payments based on the rate of return of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of the measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index. The Trust is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Trust does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

   L CREDIT DEFAULT SWAPS -- The Trust may enter into credit default swap contracts for risk management purposes, including diversification. When the Trust is the buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefit from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the swap. The Trust will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

   M USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   N INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

   O OTHER -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

2  AUCTION PREFERRED SHARES

   The Trust issued 3,940 shares of Auction Preferred Shares (APS) Series A, 3,940 shares of Auction Preferred Shares (APS) Series B, 3,940 shares of Auction Preferred Shares (APS) Series C, and 3,940 shares of Auction Preferred Shares (APS) Series D on January 26, 2004 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 28 days thereafter by an auction. Dividend rates ranged from 1.10% to 1.98% for Series A shares, 1.109% to 1.85% for Series B shares, 1.08% to 1.90% for Series C shares and 1.09% to 1.95% for Series D shares.

   The APS are redeemable at the option of the Trust, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the Investment Company Act of 1940. The Trust pays an annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3  DISTRIBUTION TO SHAREHOLDERS

   The Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. In addition, at least annually, the Trust intends to distribute net capital gain, if any. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally twenty-eight days. The applicable dividend rate for the Auction Preferred Shares on October 31, 2004 was 1.98%, 1.85%, 1.87%, and 1.93%, for Series A, Series B, Series C, and Series D Shares, respectively. For the period ended October 31, 2004, the Trust paid dividends to Auction Preferred shareholders amounting to $1,091,236, $1,090,483, $1,091,666 and $1,093,151 for Series A, Series B, Series C, and Series D Shares, respectively, representing an average APS dividend rate for such period of 1.462%, 1.428%, 1.452%, and 1.475%, respectively.

   The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principals generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the method for amortizing premiums.

   The tax character of distributions paid for the period from the start of business, November 28, 2003, to October 31, 2004 was as follows:

                                                                    PERIOD ENDED
                                                                OCTOBER 31, 2004
   -----------------------------------------------------------------------------
   Distributions declared from:

   Ordinary income                                              $     34,358,915

   During the period from the start of business, November 28, 2003, to October 31, 2004, undistributed net investment income was decreased by $2,953,442, and accumulated net realized loss was increased by $2,953,442 primarily due to differences between book and tax accounting. This change had no effect on the net assets or the net asset value per share.

   As of October 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

   Undistributed income                                         $        539,293

   Capital loss carryforwards                                   $     (5,860,075)

   Unrealized gain                                              $      5,724,250

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee, computed at an annual rate of 0.75% of the average daily gross assets of the Trust, was earned by Eaton Vance Management
   (EVM), as compensation for management and investment advisory services rendered to the Trust. For the period from the start of business, November 28, 2003 to October 31, 2004, the fee was equivalent to 0.75% (annualized) of the Trust's average daily gross assets for such period and amounted to $6,599,223.

   In addition, the Adviser has contractually agreed to reimburse the Trust for fees and other expenses in the amount of 0.20% of the average daily gross assets of the Trust for the first five full years of the Trust's operations, 0.15% of average weekly gross assets in year 6, 0.10% in year 7 and 0.05% in year 8. For the period from the start of business, November 28, 2003 to October 31, 2004 the Investment Adviser waived $1,754,115 of its advisory fee.

   Certain officers and Trustees of the Trust are officers of the above organization.

5  PURCHASES AND SALES OF INVESTMENTS

   Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $1,755,435,162 and $793,206,854 respectively, for the period from the start of business, November 28, 2003 to October 31, 2004.

6  COMMON SHARES OF BENEFICIAL INTEREST

   The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

                                                             PERIOD ENDED
                                                             OCTOBER 31, 2004(1)
   -----------------------------------------------------------------------------
   Sales                                                              33,255,000

   Issued to shareholders electing to receive payments of
      distributions in Fund shares                                       148,970
   -----------------------------------------------------------------------------
   NET INCREASE                                                       33,403,970
   -----------------------------------------------------------------------------

   (1) For the period from the start of business, November 28, 2003, to October 31, 2004.

7  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of investments owned by the Trust at October 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                            $       998,602,150
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                             $         9,828,612
   Gross unrealized depreciation                                      (3,976,713)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                               $         5,851,899
   -----------------------------------------------------------------------------

8  FINANCIAL INSTRUMENTS

   The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At October 31, 2004, the Trust had entered into Credit Default Swaps with Credit Suisse First Boston dated January 9, 2004 and January 27, 2004 whereby the Trust will receive 2.45% per year times the notional amounts of $5,800,000 and $5,800,000, respectively. The Trust makes payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap). At October 31, 2004, The Trust had sufficient cash segregated to cover potential obligations arising from open swap contracts.

9  ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

   The Trust held its Annual Meeting of Shareholders on August 19, 2004. The following action was taken by the shareholders:

   ITEM 1: The election of Lynn A. Stout and Samuel L. Hayes, III as Trustees of the Trust for a three-year term expiring in 2007. Mr. Hayes was designated the Nominee to be elected solely by APS shareholders:

                                                              NUMBER OF SHARES
   NOMINEE FOR TRUSTEE                                     -----------------------
   ELECTED BY ALL SHAREHOLDERS                                 FOR      WITHHELD
   -------------------------------------------------------------------------------
   Lynn A. Stout                                           26,413,858    166,483

                                                              NUMBER OF SHARES
   NOMINEE FOR TRUSTEE                                     -----------------------
   ELECTED BY APS SHAREHOLDERS                                 FOR      WITHHELD
   -------------------------------------------------------------------------------
   Samuel L. Hayes, III                                        10,202         18

EATON VANCE SENIOR FLOATING-RATE TRUST as of October 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE SENIOR FLOATING-RATE TRUST:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Senior Floating-Rate Trust (the Trust), including the portfolio of investments as of October 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from the start of business, November 28, 2003, to October 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Eaton Vance Senior Floating-Rate Trust at October 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, November 28, 2003, to October 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 22, 2004

EATON VANCE SENIOR FLOATING-RATE TRUST as of October 31, 2004
FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

EATON VANCE SENIOR FLOATING-RATE TRUST
DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC, Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC, Inc., at 1-800-331-1710.

EATON VANCE SENIOR FLOATING-RATE TRUST
APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                  ----------------------------------------------
                                  Please print exact name on account:

                                  ----------------------------------------------
                                  Shareholder signature          Date

                                  ----------------------------------------------
                                  Shareholder signature          Date

                                  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                              Eaton Vance Senior Floating-Rate Trust
                              c/o PFPC, Inc.
                              P.O. Box 43027
                              Providence, RI 02940-3027
                              800-331-1710

NUMBER OF EMPLOYEES

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of October 31, 2004, our records indicate that there are 16 registered shareholders and approximately 24,177 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

                              Eaton Vance Distributors, Inc.
                              The Eaton Vance Building
                              255 State Street
                              Boston, MA 02109
                              1-800-225-6265

NEW YORK STOCK EXCHANGE SYMBOL

The New York Stock Exchange symbol is EFR.

EATON VANCE SENIOR FLOATING-RATE TRUST
MANAGEMENT AND ORGANIZATION

Trust Management. The Trustees of Eaton Vance Senior Floating-Rate Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trust's principal underwriter and a wholly-owned subsidiary of EVM.

                                            TERM OF                                 NUMBER OF PORTFOLIOS
                            POSITION(S)   OFFICE AND                                   IN FUND COMPLEX
        NAME AND             WITH THE      LENGTH OF     PRINCIPAL OCCUPATION(S)         OVERSEEN BY
      DATE OF BIRTH            TRUST        SERVICE      DURING PAST FIVE YEARS          TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
James B. Hawkes             Trustee and   Since 2003  Chairman, President and                192               Director of EVC
11/9/41                   Vice President              Chief Executive Officer of
                                                      BMR, EVC, EVM and EV;
                                                      Director of EV; Vice
                                                      President and Director of
                                                      EVD. Trustee and/or officer
                                                      of 192 registered investment
                                                      companies in the Eaton Vance
                                                      Fund Complex. Mr. Hawkes is
                                                      an interested person because
                                                      of his positions with BMR,
                                                      EVM, EVC and EV, which are
                                                      affiliates of the Trust.

NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III          Trustee     Since 2003  Jacob H. Schiff Professor of           192          Director of Tiffany & Co.
2/23/35                                               Investment Banking Emeritus,                         (specialty retailer) and
                                                      Harvard University Graduate                                Telect, Inc.
                                                      School of Business                                      (telecommunication
                                                      Administration.                                         services company)

William H. Park               Trustee     Since 2003  President and Chief                    192                     None
9/19/47                                               Executive Officer, Prizm
                                                      Capital Management, LLC
                                                      (investment management firm)
                                                      (since 2002). Executive Vice
                                                      President and Chief
                                                      Financial Officer, United
                                                      Asset Management Corporation
                                                      ( a holding company owning
                                                      institutional investment
                                                      management firms)
                                                      (1982-2001).

Ronald A. Pearlman            Trustee     Since 2003  Professor of Law, Georgetown           192                     None
7/10/40                                               University Law Center (since
                                                      1999). Tax Partner,
                                                      Covington & Burling,
                                                      Washington, DC (1991-2000).

Norton H. Reamer              Trustee     Since 2003  President and Chief                    192                     None
9/21/35                                               Executive Officer of Asset
                                                      Management Finance Corp. (a
                                                      specialty finance company
                                                      serving the investment
                                                      management industry) (since
                                                      October 2003). President,
                                                      Unicorn Corporation (an
                                                      investment and financial
                                                      advisory services company)
                                                      (since September 2000).
                                                      Formerly, Chairman, Hellman,
                                                      Jordan Management Co., Inc.
                                                      (an investment management
                                                      company) (2000-2003).
                                                      Formerly, Advisory Director
                                                      of Berkshire Capital
                                                      Corporation (investment
                                                      banking firm) (2002-2003).
                                                      Formerly, Chairman of the
                                                      Board, United Asset
                                                      Management Corporation (a
                                                      holding company owning
                                                      institutional investment
                                                      management firms) and
                                                      Chairman, President and
                                                      Director, UAM Funds (mutual
                                                      funds) (1980-2000).

Lynn A. Stout                 Trustee     Since 2003  Professor of Law, University           192                     None
9/14/57                                               of California at Los Angeles
                                                      School of Law (since July
                                                      2001). Formerly, Professor
                                                      of Law, Georgetown
                                                      University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                           TERM OF
                         POSITION(S)     OFFICE AND
     NAME AND             WITH THE        LENGTH OF            PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH            TRUST          SERVICE             DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------
Thomas E. Faust Jr.       President      Since 2003   Executive Vice President of EVM, BMR,
5/31/58                                               EVC and EV; Chief Investment Officer of
                                                      EVM and BMR and Director of EVC. Chief
                                                      Executive Officer of Belair Capital Fund
                                                      LLC, Belcrest Capital Fund LLC, Belmar
                                                      Capital Fund LLC, Belport Capital Fund
                                                      LLC and Belrose Capital Fund LLC
                                                      (private investment companies sponsored
                                                      by EVM). Officer of 55 registered
                                                      investment companies managed by EVM or
                                                      BMR.

Scott H. Page          Vice President    Since 2003   Vice President EVM and BMR. Officer of
11/30/59                                              13 registered investment companies
                                                      managed by EVM or BMR.

Craig Russ             Vice President    Since 2003   Vice President EVM and BMR. Officer of 1
10/30/63                                              registered investment companies managed
                                                      by EVM or BMR.

Payson F. Swaffield    Vice President    Since 2003   Vice President of EVM and BMR. Officer
8/13/56                                               of 13 registered investment companies
                                                      managed by EVM or BMR.

Michael Weilheimer     Vice President    Since 2003   Vice President of EVM and BMR. Officer
2/11/61                                               of 10 registered investment companies
                                                      managed by EVM or BMR.

Alan R. Dynner            Secretary      Since 2003   Vice President, Secretary and Chief
10/10/40                                              Legal Officer of BMR, EVM, EVD, EV and
                                                      EVC. Officer of 192 registered
                                                      investment companies managed by EVM or
                                                      BMR.

Barbara E. Campbell       Treasurer      Since 2003   Vice President of EVM and BMR. Officer
6/19/57                                               of 192 registered investment companies
                                                      managed by EVM or BMR.

Paul M. O'Neil        Chief Compliance   Since 2004   Vice President of EVM and BMR. Officer
7/11/53                    Officer                    of 192 registered investment companies
                                                      managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Trust includes additional information about the Trustees and officers of the Trust and can be obtained without charge by calling 1-800-225-6265.

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on August 19, 2004.

          INVESTMENT ADVISER OF EATON VANCE SENIOR FLOATING-RATE TRUST
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


             ADMINISTRATOR OF EATON VANCE SENIOR FLOATING-RATE TRUST
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116


                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                 P.O. BOX 43027
                            PROVIDENCE, RI 02940-3027
                                 (800) 331-1710


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022



                     EATON VANCE SENIOR FLOATING-RATE TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

2025-12/04                                                            CE-FLRTSRC

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for its first fiscal years ended October 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

The Trust commenced operations on November 28, 2003. The following table presents the aggregate fees billed to the Trust for the Trust's first fiscal year ended October 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Trust's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

FISCAL YEARS ENDED                                  10/31/04*
----------------------------------------------------------------
Audit Fees                                      $         64,891

Audit-Related Fees(1)                           $          4,950

Tax Fees(2)                                     $          6,100

All Other Fees(3)                               $              0
                                                ----------------

Total                                           $         75,941
                                                ================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

* The Trust commenced operations on November 28, 2003.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the registrant's first fiscal year; and
(ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the same time period.

FISCAL YEARS ENDED                                  10/31/04*
----------------------------------------------------------------
Registrant                                      $         11,050

Eaton Vance (1)                                 $        340,730

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.
* The Trust commenced operations on November 28, 2003.

 (h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SENIOR FLOATING-RATE TRUST


By:    /s/ Thomas E. Faust Jr.
       ----------------------------------------
       Thomas E. Faust Jr.
       President


Date:  December 22, 2004
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Barbara E. Campbell
       ----------------------------------------
       Barbara E. Campbell
       Treasurer


Date:  December 22, 2004


By:     /s/ Thomas E. Faust Jr.
       ---------------------------------------
       Thomas E. Faust Jr.
       President


Date:  December 22, 2004